                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-57791
                                                               File No. 811-2715


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X


              Pre-Effective Amendment No.
                                            ------
              Post-Effective Amendment No.    39                            X
                                            ------

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


               Amendment No.    39                                         X
                              ------

                    DMC TAX-FREE INCOME TRUST - PENNSYLVANIA
           (to be renamed Delaware Group State Tax-Free Income Trust)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)



             1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                     September 2, 1997
                                                         -----------------
It is proposed that this filing will become effective:

                         immediately upon filing pursuant to paragraph (b)
              ------
                 X       on September 2, 1997 pursuant to paragraph (b)
              ------
                         60 days after filing pursuant to paragraph (a)(1)
              ------
                         on (date) pursuant to paragraph (a)(1)
              ------
                         75 days after filing pursuant to paragraph (a)(2)
              ------
                         on (date) pursuant to paragraph (a)(2) of Rule 485
              ------

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
          of the Investment Company Act of 1940. The Rule 24f-2 Notice
     for Registrant's most recent fiscal year was filed on April 21, 1997.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 39 to Registration File No. 2-57791 includes the following:

                1.     Facing Page

                2.     Contents Page

                3.     Cross-Reference Sheet

                4.     Part A - Prospectuses*

                5.     Part B - Statements of Additional Information*

                6.     Part C - Other Information*

                7.     Signatures







* This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in a combined prospectus and Statement of Additional Information and they share a common Part C.

                             CROSS-REFERENCE SHEET*
                                    PART A**

     Item No.       Description                                                                Location in Prospectus
     --------       -----------                                                                ----------------------
          1         Cover Page..........................................................             Cover Page

          2         Synopsis............................................................        Synopsis; Summary of
                                                                                                      Expenses

          3         Condensed Financial Information.....................................        Financial Highlights

          4         General Description of Registrant ..................................        Investment Objective
                                                                                                and Policies; Shares;
                                                                                               Additional Information
                                                                                               on Investment Policies
                                                                                               and Risk Considerations

          5         Management of the Fund .............................................       Management of the Funds

          6         Capital Stock and Other Securities .................................      The Delaware Difference;
                                                                                            Dividends and Distributions;
                                                                                                    Taxes; Shares

          7         Purchase of Securities Being Offered................................          Cover; How to Buy
                                                                                               Shares; Calculation of
                                                                                               Offering Price and Net
                                                                                               Asset Value; Management
                                                                                                    of the Funds

          8         Redemption or Repurchase............................................         How to Buy Shares;
                                                                                               Redemption and Exchange

          9         Pending Legal Proceedings...........................................                None

* This filing relates to Registrant's Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in a combined prospectus.

                              CROSS-REFERENCE SHEET
                                     PART B*

                                                                                               Location in Statement
     Item No.       Description                                                               of Additional Information
     --------       -----------                                                               -------------------------

         10         Cover Page..........................................................                Cover

         11         Table of Contents...................................................          Table of Contents

         12         General Information and History.....................................         General Information

         13         Investment Objectives and Policies..................................        Investment Objectives
                                                                                                    and Policies

         14         Management of the Registrant........................................        Officers and Trustees


         15         Control Persons and Principal Holders
                    of Securities.......................................................        Officers and Trustees

         16         Investment Advisory and Other Services..............................       Plans Under Rule 12b-1
                                                                                                for the Fund Classes
                                                                                             (under Purchasing Shares);
                                                                                                Investment Management
                                                                                              Agreements; Officers and
                                                                                           Trustees; General Information;
                                                                                                Financial Statements

         17         Brokerage Allocation................................................          Trading Practices
                                                                                                    and Brokerage

         18         Capital Stock and Other Securities..................................         Capitalization and
                                                                                                Noncumulative Voting
                                                                                             (under General Information)

         19         Purchase, Redemption and Pricing of
                    Securities Being Offered............................................         Purchasing Shares;
                                                                                             Determining Offering Price
                                                                                                and Net Asset Value;
                                                                                             Redemption and Repurchase;
                                                                                                 Exchange Privilege

         20         Tax Status..........................................................                Taxes

          * This filing relates to Registrant's Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in a combined Statement of Additional Information.

                              CROSS-REFERENCE SHEET
                                     PART B
                                   (Continued)


                                                                                               Location in Statement
     Item No.       Description                                                               of Additional Information
     --------       -----------                                                               -------------------------


          21        Underwriters .......................................................          Purchasing Shares

          22        Calculation of Performance Data.....................................       Performance Information

          23        Financial Statements................................................        Financial Statements


                              CROSS REFERENCE SHEET

                                     PART C

                                                                                                      Location
     Item No.       Description                                                                       in Part C
    --------       -----------                                                               -------------------------


         24         Financial Statements and Exhibits...................................               Item 24

         25         Persons Controlled by or under Common
                    Control with Registrant.............................................               Item 25

         26         Number of Holders of Securities.....................................               Item 26

         27         Indemnification.....................................................               Item 27

         28         Business and Other Connections of
                    Investment Adviser..................................................               Item 28

         29         Principal Underwriters..............................................               Item 29

         30         Location of Accounts and Records....................................               Item 30

         31         Management Services.................................................               Item 31

         32         Undertakings........................................................               Item 32


(PA-ABC)



TAX-FREE NEW JERSEY FUND                                     PROSPECTUS
TAX-FREE OHIO FUND                                           September 2, 1997
TAX-FREE PENNSYLVANIA FUND

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES


               -------------------------------------------------
                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


        This Prospectus describes the shares of Tax-Free New Jersey Fund ("New Jersey Fund"), Tax-Free Ohio Fund ("Ohio Fund") and Tax-Free Pennsylvania Fund ("Pennsylvania Fund") (individually, a "Fund" and collectively, the "Funds") of Delaware Group State Tax-Free Income Trust (the "Trust") (formerly DMC Tax-Free Income Trust - Pennsylvania), a professionally-managed mutual fund of the series type. New Jersey Fund's objective is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Ohio Fund's objective is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Pennsylvania Fund's objective is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital.

        Each Fund offers Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Classes").

        This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. Each Fund's Statement of Additional Information ("Part B" of the Trust's registration statement), dated September 2, 1997, as it may be amended from time to time, contains additional information about each Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. Pennsylvania Fund's financial statements appear in its Annual Report which will accompany any response to requests for Part B. New Jersey Fund and Ohio Fund were not offered to the public prior to the date of this Prospectus.

(PA-ABC)




TABLE OF CONTENTS

Cover Page                               How to Buy Shares
Synopsis                                 Redemption and Exchange
Summary of Expenses                      Dividends and Distributions
Financial Highlights                     Taxes
Investment Objective and Policies        Calculation of Offering Price and
     Suitability                                Net Asset Value Per Share
     Investment Strategy                 Management of the Funds
         and Risk Factors                Additional Information on Investment
The Delaware Difference                         Policies and Risk Considerations
     Plans and Services                  Appendix A - Investment Illustrations
Classes of Shares                        Appendix B - Classes Offered


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

(PA-ABC)



SYNOPSIS

Investment Objectives
        New Jersey Fund --The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

        Ohio Fund -- The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

        Pennsylvania Fund -- The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital.

        Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of each Fund's net assets may be invested in bonds, the income from which is subject to the federal alternative minimum tax.

        For further details, see Investment Objectives and Policies and Additional Information on Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
        Each Fund is a nondiversified investment company under the Investment Company Act of 1940 (the "1940 Act") and may be subject to greater risks than if the Fund were diversified. See Diversification and Special Considerations Relating to New Jersey, Ohio and Pennsylvania Tax-Exempt Securities under Investment Strategy and Risk Factors.

Investment Manager, Distributor and Service Agent
        Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of the Trust's Board of Trustees. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Sales Charges
        The price of the Class A Shares includes a maximum front-end sales charge of 3.75% of the offering price, which, based on the net asset value per share of the Class A Shares as of the end of the Trust's most recent fiscal year, is equivalent to 3.88% of the amount invested for Pennsylvania Fund, and, based on an initial net asset value of $5.50 per share of New Jersey and Ohio Funds, is equivalent to 3.82% of the amount invested for New Jersey Fund A Class and Ohio Fund A Class. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

        The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the

(PA-ABC)



fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against Class B Shares for approximately eight years after purchase. See Deferred Sales Charge Alternative--Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

        The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

        See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
        Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. See How to Buy Shares.

Redemption and Exchange
        Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

        Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
        The Trust, which was organized as a Pennsylvania business trust on November 23, 1976, is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act.
See Shares under Management of the Funds.

(PA-ABC)



SUMMARY OF EXPENSES

        A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:




                                                   New Jersey Fund               Ohio Fund              Pennsylvania Fund
                                         Class A   Class B    Class C    Class A   Class B    Class C   Class A   Class B   Class C
Shareholder Transaction Expenses         Shares    Shares     Shares     Shares    Shares     Shares    Shares    Shares    Shares
--------------------------------         ------    ------     ------     ------    ------     ------    ------    ------    ------
Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price). . . . . . . . .     3.75%      None     None      3.75%      None      None       3.75%      None     None

Maximum Sales Charge Imposed
   on Reinvested Dividends
  (as a percentage of
   offering price) . . . . . . . . . .     None       None     None      None       None      None       None       None     None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   whichever is lower) . . . . . . . .     None*      4.00%**  1.00%+    None*      4.00%**   1.00%+     None*      4.00%**  1.00%+

Redemption Fees. . . . . . . . . . . .     None++     None++   None++    None++     None++    None++     None++     None++   None++


*Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

**Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter.
See Deferred Sales Charge Alternative - Class B Shares under Classes of Shares.

+Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative--Class C Shares under Classes of Shares.

++CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

    Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. See Delaware Group Asset Planner under How to Buy Shares.

(PA-ABC)




Annual Operating Expenses                                  New Jersey Fund                  Ohio Fund
(as a percentage of                              Class A   Class B   Class C       Class A   Class B  Class C
average daily net assets)                        Shares    Shares    Shares        Shares    Shares   Shares
-------------------------                        ------    ------    ------        ------    ------   ------

Management Fees
   (after voluntary waivers in
   the case of New Jersey and Ohio Funds). .     0.00%*     0.00%*    0.00%*      0.00%*     0.00%*    0.00%*

12b-1 Plan Expenses
   (including service fees). . . . . . . . .     0.25%+/++  1.00%+    1.00%+      0.25%+/++  1.00%+    1.00%+

Other Operating Expenses
   (after expense limitations in the
   case of New Jersey and Ohio Funds). . .       0.75%*     0.75%*    0.75%*      0.75%*     0.75%*    0.75%*
                                                 ----       ----      ----        ----       ----      ----

   Total Operating Expenses
      (after voluntary waivers
      and expense limitations in the
      case of New Jersey and Ohio Funds). . .    1.00%*     1.75%*    1.75%*      1.00%*     1.75%*    1.75%*
                                                 ====       ====      ====        ====       ====      ====





Annual Operating Expenses                                     Pennsylvania Fund
(as a percentage of                                 Class A   Class B  Class C
average daily net assets)                           Shares    Shares   Shares
-------------------------                           ------    ------   ------

Management Fees
   (after voluntary waivers in
   the case of New Jersey and Ohio Funds). .         0.58%          0.58%    0.58%

12b-1 Plan Expenses
   (including service fees). . . . . . . . .         0.20%+/**      1.00%+  1.00%+

Other Operating Expenses
   (after expense limitations in the
   case of New Jersey and Ohio Funds). . .           0.13%          0.13%    0.13%
                                                     ----           ----     ----

   Total Operating Expenses
      (after voluntary waivers
      and expense limitations in the
      case of New Jersey and Ohio Funds). . .        0.91%          1.71%    1.71%
                                                     ====           ====     ====

*"Other Operating Expenses" and "Total Operating Expenses" of New Jersey Fund and Ohio Fund are based on estimates for each Fund's initial fiscal year in which it conducts operations, after giving effect to voluntary fee waivers and payments. The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by New Jersey and Ohio Funds and to reimburse each Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of a Fund, do not exceed 0.75% on an annual basis (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses during the commencement of the public offering of these Funds through February 28, 1998. If the voluntary expense waivers were not in effect, the Total Operating Expenses of New Jersey Fund A Class, B Class and C Class, as a percentage of average daily net assets, are estimated to be 1.96%, 2.71% and 2.71%, respectively, reflecting Management Fees of 0.55%. If the voluntary expense waivers were not in effect, the Total Operating Expenses of Ohio Fund A Class, B Class and C Class, as a percentage of average daily net assets, are estimated to be 1.96%, 2.71% and 2.71%, respectively, reflecting Management Fees of 0.55%.

+Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders of the Classes may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

++The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Class, although the maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Funds.

**The actual 12b-1 Plan expenses to be paid and, consequently, the "Total Operating Expenses" of Class A Shares may vary because of the formula adopted by the Board of Trustees for use in calculating the 12b-1 Plan expenses for this Class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See Distribution (12b-1) and Service under Management of the Funds and Part B.

(PA-ABC)



        The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. For New Jersey Fund and Ohio Fund, the following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.

New Jersey Fund                               Assuming Redemption                  Assuming No Redemption
                                     1 year    3 years   5 years    10 years  1 year   3 years    5 years   10 years
                                     ------    -------   -------    --------  ------   -------    -------   --------
Class A Shares                       $47(1)    $68       N/A        N/A       $47      $68        N/A       N/A
Class B Shares(2)                    $58       $85       N/A        N/A       $18      $55        N/A       N/A
Class C Shares                       $28       $55       N/A        N/A       $18      $55        N/A       N/A

Ohio Fund                                     Assuming Redemption                  Assuming No Redemption
                                     1 year    3 years   5 years    10 years  1 year   3 years    5 years   10 years
                                     ------    -------   -------    --------  ------   -------    -------   --------
Class A Shares                       $47(1)    $68       N/A        N/A       $47      $68        N/A       N/A
Class B Shares(2)                    $58       $85       N/A        N/A       $18      $55        N/A       N/A
Class C Shares                       $28       $55       N/A        N/A       $18      $55        N/A       N/A

Pennsylvania Fund                             Assuming Redemption                  Assuming No Redemption
                                     1 year    3 years   5 years    10 years  1 year   3 years    5 years   10 years
                                     ------    -------   -------    --------  ------   -------    -------   --------
Class A Shares                       $46(1)    $65       $86        $145      $46        $65       $86      $145
Class B Shares                       $57       $84       $113       $181(3)   $17        $54       $93      $181(3)
Class C Shares                       $27       $54       $93        $202      $17        $54       $93      $202

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

(3) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

(PA-ABC)




--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group State Tax-Free Income Trust - Tax-Free Pennsylvania Fund and
have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about this Fund's performance is contained in its Annual Report to shareholders. A copy of this Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge. Financial highlights for the New Jersey Fund and Ohio Fund are not provided because these Funds were not operating prior to the date of this Prospectus.
--------------------------------------------------------------------------------

PA-CHT



                                                                                        Class A Shares
                                                               ----------------------------------------------------------------
                                                                                          Year Ended
                                                               2/28/97(1)   2/29/96(1)    2/28/95(1)   2/28/94(1)   2/28/93(1)
                                                               ----------   ----------    ----------   ----------   ----------
Net Asset Value, Beginning of Period.........................    $8.460       $8.180        $8.610       $8.630       $8.110


Income From Investment Operations
Net Investment Income........................................     0.456        0.476         0.494        0.496        0.514
Net Gains (Losses) on Securities
          (both realized and unrealized).....................    (0.105)       0.330        (0.430)      (0.020)       0.520
                                                                 ------       ------        ------       ------       ------
    Total From Investment Operations.........................     0.351        0.806         0.064        0.476        1.034
                                                                 ------       ------        ------       ------       ------
Less Distributions
Dividends from Net Investment Income.........................    (0.456)      (0.476)       (0.494)      (0.496)      (0.514)
Distributions from Capital Gains.............................    (0.115)      (0.050)          ---          ---          ---
Returns of Capital...........................................       ---          ---           ---          ---          ---
    Total Distributions......................................    (0.571)      (0.526)       (0.494)      (0.496)      (0.514)
                                                                 ------       ------        ------       ------       ------

Net Asset Value, End of Period...............................    $8.240       $8.460        $8.180       $8.610       $8.630
                                                                 ======       ======        ======       ======       ======



Total Return(2)..............................................     4.35%        10.08%         0.91%        5.64%       13.20%



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................  $954,258   $1,002,888      $976,313   $1,026,903     $940,616
Ratio of Expenses to Average Daily Net Assets................      0.91%        0.90%         0.90%        0.88%        0.83%
Ratio of Net Investment Income to Average Daily
    Net Assets...............................................      5.52%        5.67%         6.03%        5.70%        6.18%
Portfolio Turnover Rate......................................        27%          25%           18%          14%          11%




                                                                                                   Class A Shares
                                                                    -----------------------------------------------------
                                                                                          Year Ended
                                                                     2/29/92    2/28/91     2/28/90    2/28/89    2/29/88
                                                                     -------    -------     -------    -------    -------
Net Asset Value, Beginning of Period.........................         $7.800     $7.800      $7.700     $7.730     $8.210

Income From Investment Operations
Net Investment Income........................................          0.532      0.542       0.554      0.554      0.559
Net Gains (Losses) on Securities
          (both realized and unrealized).....................          0.310        ---       0.100     (0.030)    (0.480)
                                                                      ------     ------      ------     ------     ------
    Total From Investment Operations.........................          0.842      0.542       0.654      0.524      0.079
                                                                      ------     ------      ------     ------     ------
Less Distributions
Dividends from Net Investment Income.........................         (0.532)    (0.542)     (0.554)    (0.554)    (0.559)
Distributions from Capital Gains.............................            ---        ---        ---        ---         ---
Returns of Capital...........................................            ---        ---        ---        ---         ---
    Total Distributions......................................         (0.532)    (0.542)     (0.554)    (0.554)    (0.559)
                                                                      ------     ------      ------     ------     ------

Net Asset Value, End of Period...............................         $8.110     $7.800      $7.800     $7.700     $7.730
                                                                      ======     ======      ======     ======     ======



Total Return(2)..............................................          11.11%      7.24%       8.67%      7.08%      1.39%



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................       $766,625   $668,345    $613,223   $534,287   $472,648
Ratio of Expenses to Average Daily Net Assets................           0.72%      0.72%       0.73%      0.77%      0.78%
Ratio of Net Investment Income to Average Daily
    Net Assets...............................................           6.65%      7.00%      7.03%       7.24%     7.38%
Portfolio Turnover Rate......................................              7%        31%        22%          8%        31%


   (1)   Reflects 12b-1 distribution expenses beginning June 1, 1992.
   (2) Does not reflect the maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value.

PA-CHT

                                                                            Class B Shares                      Class C Shares
                                                                            --------------                      --------------
                                                                                          Period                         Period
                                                                                         5/2/94(1)             Year    11/29/95(1)
                                                                        Year Ended        through              Ended    through
                                                                   2/28/97     2/29/96    2/28/95             2/28/97    2/29/96

Net Asset Value, Beginning of Period..........................     $8.460      $8.180     $8.310             $8.460      $8.510

Income From Investment Operations
Net Investment Income.........................................      0.390       0.408      0.353              0.390       0.102
Net Gains (Losses) on Securities
          (both realized and unrealized)......................     (0.105)      0.330     (0.130)            (0.105)       ---
                                                                   ------       -----     ------             ------      ------
    Total From Investment Operations..........................      0.285       0.738      0.223              0.285       0.102
                                                                   ------       -----     ------             ------      ------

Less Distributions
Dividends from Net Investment Income..........................     (0.390)     (0.408)    (0.353)            (0.390)     (0.102)
Distributions from Capital Gains..............................     (0.115)     (0.050)       ---             (0.115)     (0.050)
Returns of Capital............................................        ---         ---        ---                ---         ---
    Total Distributions.......................................     (0.505)     (0.458)    (0.353)            (0.505)     (0.152)
                                                                   ------       -----     ------             ------      ------

Net Asset Value, End of Period................................     $8.240      $8.460     $8.180             $8.240      $8.460
                                                                   ======      ======     ======             ======      ======



Total Return(2)...............................................       3.52%       9.19%      2.79%              3.52%       1.19%



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....................    $31,644     $20,861    $10,239             $1,181        $123
Ratio of Expenses to Average Daily Net Assets.................       1.71%       1.71%      1.73%              1.71%       1.71%
Ratio of Net Investment Income to Average Daily Net Assets           4.72%       4.86%      5.20%              4.72%       4.86%
Portfolio Turnover Rate.......................................         27%         25%        18%                27%         25%


(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

(2) Does not reflect the contingent deferred sales charge which varies depending upon holding period.

(PA-ABC)



INVESTMENT OBJECTIVE AND POLICIES

         The objective of New Jersey Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The Fund will invest primarily in municipal bonds and notes that are exempt from federal and New Jersey income taxes.

         The objective of Ohio Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Ohio income taxes.

         The objective of Pennsylvania Fund is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania income taxes.

         The objective of each Fund cannot be changed without shareholder approval.

           Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

SUITABILITY

         Each Fund may be suitable for the longer-term investor who is a resident subject to, as applicable, New Jersey, Ohio or Pennsylvania income tax. The investor should be willing to accept the risks of investment in municipal bonds in general and, as applicable, New Jersey, Ohio or Pennsylvania bonds in particular. The net asset value of each Fund's shares can generally be expected to fluctuate inversely to changes in interest rates.

         The risks associated with an investment in each Fund are discussed below under Investment Strategy and Risk Factors. The risks inherent in an investment in a fund that invests in obligations of a specific state, such as the Funds, are described below under Diversification and Special Considerations Relating to New Jersey, Ohio and Pennsylvania Tax-Exempt Securities.

INVESTMENT STRATEGY AND RISK FACTORS

Tax-Exempt Investments

         New Jersey Fund--The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and New Jersey income taxes. These securities include debt obligations of the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

         The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from New Jersey state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like

(PA-ABC)



securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

         Ohio Fund--The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and Ohio income taxes. These securities include debt obligations of the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

        The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from Ohio state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

        Pennsylvania Fund--The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and Pennsylvania income taxes. These securities include debt obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

        The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from Pennsylvania state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.


                                                       *      *      *

        Each Fund may invest up to 20% of its net assets in bonds the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. For more information on the alternative minimum tax, see Private Purpose Bonds under Other Considerations.

Quality Restrictions
        Each Fund intends to invest at least 80% of its net assets in debt obligations that are rated in the top four grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") at the time of purchase. Each Fund may include in that 80% portion securities that have not been rated, but which in the opinion of the Manager are comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. Each Fund may invest up to 20% of its net assets in securities with a rating lower than the top four grades and in comparable unrated securities. These securities,

(PA-ABC)



commonly known as "junk bonds," are speculative and may involve greater risks and have higher yields. See High Yield, High Risk Securities under Additional Information on Investment Policies and Risk Considerations and see Part B for descriptions of Moody's, S&P and Fitch ratings.

Diversification
        Each Fund is a nondiversified investment company. This means that the Manager has the flexibility to invest as much as 50% of a Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of the Fund's assets is invested in the securities of a single issuer. Each Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government, its agencies or instrumentalities. Because a Fund may invest its assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if the Fund were fully diversified. If a Fund were to invest more than 5% of its assets in a single issuer, the Fund would be affected more than a fully-diversified fund in the event that issuer encountered difficulties in satisfying its financial obligations.

Concentration
        Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, New Jersey Fund and Ohio Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. Neither Fund will, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.


        Percentage limitations outlined above are determined at the time an investment is made.

Other Considerations
        Each Fund may invest without limit in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, as well as variable and floating rate demand obligations. New Jersey Fund and Ohio Fund may also invest without limit in advance refunded bonds. Advanced refunded bonds and variable rate obligations are described more fully under Additional Information on Investment Policies and Risk Considerations.

        Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include instruments of the U.S. government, its agencies and instrumentalities.

        Each Fund may invest in both "general obligation" and "revenue" bonds, the two principal classifications of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and do not generally carry the pledge of credit of the issuing municipality. See Municipal Bonds in Part B.

Municipal Bond Insurance
        Various municipal issuers may obtain insurance for their obligations. At different times a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not evaluate the creditworthiness of a private insurer. But the Manager focuses first on the creditworthiness of the actual issuer and its ability to pay interest and principal. Because insured obligations are typically rated in the top grades by Moody's and S&P, they will usually qualify for investment under the ratings standards of each Fund described above. Similar insurance is available to each Fund for uninsured obligations, and each Fund may acquire such obligations and purchase such insurance directly, but only if that would result in a comparable benefit to the Fund from such a security. Municipal bond

(PA-ABC)



insurance is discussed more fully in Part B.

Private Purpose Bonds
        The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

        If a Fund invests in newly-issued "private purpose" bonds, a portion of the Fund's distributions would be subject to the federal alternative minimum tax applicable to certain shareholders. A Fund may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

When-Issued Securities
        Each Fund may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment and settlement the Fund does not accrue interest, but the market value may fluctuate. This can result in the Fund's share value increasing or decreasing above or below the purchase price to which the Fund has committed. If the Fund invests in securities of this type, it will maintain a segregated account to pay for them and mark them to market daily.

Municipal Leases
        Each Fund may also invest in municipal lease obligations primarily through certificates of participation ("COPs") which are described more fully under Additional Information on Investment Policies and Risk Considerations. As with its other investments, each Fund expects that its investments in municipal lease obligations will consist of such obligations which are exempt from regular federal income taxes.

Repurchase Agreements, Restricted Securities, Borrowing
        Each Fund may invest in repurchase agreements, which are described more fully in Part B, and restricted securities which are described more fully under Additional Information on Investment Policies and Risk Considerations.

        While each Fund is permitted to borrow money and invest in repurchase agreements, the Funds normally do not do so. As a temporary measure for extraordinary purposes, New Jersey Fund and Ohio Fund may borrow up to 10% of the value of its assets. A Fund will not normally purchase investment securities while it has an outstanding borrowing.

Options and Futures
        New Jersey Fund and Ohio Fund have the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of Bankers Trust Company (the "Custodian Bank"). While a Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments by the Fund, and an investor should carefully review the descriptions of such in this Prospectus. Certain options and futures may be considered to be derivative securities. The Funds are not registered as commodity pool operators nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules. See Options and Futures under Additional Information on Investment Policies and Risk Considerations.

Inverse Floaters
        New Jersey and Ohio Fund may invest up to 10% of its assets in inverse floaters which may be considered to be derivative securities. The interest rates attributable to inverse floaters typically move in the opposite direction to short-term interest rates at an accelerated speed. This may cause rapid fluctuations in the value of such securities. See Inverse Floaters under Additional Information on Investment Policies and Risk Considerations.

(PA-ABC)



Zero-Coupon Bonds
        New Jersey Fund and Ohio Fund may also invest in zero-coupon bonds which do not entitle a Fund to payment of interest until maturity or a specified date. See Zero-Coupon Bonds under Additional Information on Investment Policies and Risk Considerations.

Derivative Tax Exempt Obligations
        New Jersey Fund and Ohio Fund may invest in Derivative Tax Exempt Obligations which are described more fully under Additional Information on Investment Policies and Risk Considerations.

Special Considerations Relating to New Jersey, Ohio and Pennsylvania Tax-Exempt Securities

        New Jersey Fund--The Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of New Jersey.

        New Jersey as well as the rest of the Northeast slipped into an economic slowdown and then a recession which officially began in July 1990. Economic growth in New Jersey has continued at a moderate rate since a rapid recovery which occurred in 1994. The economic forecast and revenue projections underlying the Governor's Fiscal Year 1998 Budget predicts that the New Jersey economy will continue on a moderate growth course. However, inflation or a loss of consumer confidence could adversely affect New Jersey's economy. Also, Federal budget cuts have placed additional financial burdens on state and local governments. Such difficulties could affect outstanding obligations of the State of New Jersey and its local governments, including obligations held by the Fund. The Fund monitors these developments and takes them into consideration in managing its portfolio.

        Ohio Fund--The Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

        Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Also, federal budget cuts have placed financial burdens on state and local governments. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Fund. In Ohio, state and national fiscal uncertainties during the fiscal years 1991 through 1993 required several executive and legislative measures to address anticipated shortfalls in revenue and increases in expenditures. However, no measures relating to expenditures were applied to appropriations needed for debt service on or lease payments relating to any State obligations. While the economic forecast underlying revenue projections for Ohio's Fiscal Year 1998-1999 Executive Budget do not predict a recession, economic growth is expected to continue to be fairly slow and to produce slower growth in State revenues. The Fund monitors these developments and takes them into consideration in managing its portfolio.

        Pennsylvania Fund--The Fund concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

        Pennsylvania and certain of its counties, cities, school districts and public bodies (most notably the City of Philadelphia) have in the recent past encountered financial difficulties which have adversely affected their respective credit standings. Federal budget cuts have placed additional financial burdens on state and local governments. Such

(PA-ABC)



difficulties could affect outstanding obligations of such entities, including obligations held by the Fund. Financial conditions in Pennsylvania during the fiscal years 1990 through 1994 were distinguished by slow economic growth and a rapid expansion of the costs of certain governmental programs that together produced a significant stress on the Commonwealth's budget. Although economic conditions have recently improved, Pennsylvania's growth rate still lags the national averages. Employment growth in Pennsylvania has shifted to the trade and services sector, with losses in more high-paying manufacturing jobs. The Fund monitors these developments and takes them into consideration in managing its portfolio.

        See Part B for a more detailed discussion of the risks attendant to New Jersey, Ohio and Pennsylvania obligations.

                            *     *     *

        Part B sets forth other more specific investment restrictions and descriptions of Moody's and S&P ratings. A brief discussion of those factors that materially affected the Pennsylvania Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

(PA-ABC)



THE DELAWARE DIFFERENCE

PLANS AND SERVICES
        The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
        800-523-4640
                  Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
        800-523-1918
                  Information on Existing Regular Investment Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
        800-362-FUND
        (800-362-3863)

Performance Information
        During business hours, you can call the Investor Information Center for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.

Shareholder Services
        During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, the various service features and other funds in the Delaware Group.

Delaphone Service
        Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
        You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
        If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Dividend Payments
        Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

(PA-ABC)



        For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine(sm) Services
        Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account.

1.      MoneyLine(sm) Direct Deposit Service
                  If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(sm) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange.

2.      MoneyLine(sm) On Demand
                  You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine(sm) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(sm) On Demand transactions.

        For each MoneyLine(sm) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. No Fund charges a fee for MoneyLine(sm) services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Right of Accumulation
        With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
        The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
        The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
        The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
        You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the

(PA-ABC)



Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of the Funds. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Delaware Group Asset Planner
        Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

Financial Information about the Fund
        Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. The Trust's fiscal year ends on the last day of February.

(PA-ABC)



CLASSES OF SHARES

Alternative Purchase Arrangements
        Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

        Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares. Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey and Ohio Funds Pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value and Distribution (12b-1) and Service.

        Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares of a Fund are automatically converted into Class A Shares of that Fund and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% (currently, no more than 0.25% for New Jersey and Ohio Funds pursuant to Board action) for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

        Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

        The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

(PA-ABC)



        Prospective investors should refer to Appendix A --Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

        For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

        Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.


        The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
        Class A Shares may be purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. See Calculation of Offering Price and Net Asset Value Per Share.

(PA-ABC)



        Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                                       Class A Shares
--------------------------------------------------------------------------------------------------------------------------

                                                        Front-End Sales Charge as % of                      Dealer's
                                                                                                         Commission****
       Amount of Purchase             Offering                    Amount                                    as % of
                                        Price                     Invested                               Offering Price
--------------------------------------------------------------------------------------------------------------------------


                                                       New Jersey**     Ohio**       Pennsylvania***
Less than $100,000                      3.75%             3.82%          3.82%            3.88%               3.25%
$100,000 but under $250,000             3.00              3.09           3.09             3.03                2.50
$250,000 but under $500,000             2.50              2.55           2.55             2.55                2.00
$500,000 but under $1,000,000*          2.00              2.00           2.00             2.06                1.75


   * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

  **     Based on an initial net asset value of $5.50 per share of Class A
         Shares.

 *** Based on the net asset value per share of Class A Shares as of the end of the Fund's most recent fiscal year.

**** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


           A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

           From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

(PA-ABC)



           For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                          Dealer's Commission
                                                          (as a percentage of
             Amount of Purchase                            amount purchased)
             ------------------                            -----------------
             Up to $2 million                                   1.00%
             Next $1 million up to $3 million                   0.75
             Next $2 million up to $5 million                   0.50
             Amount over $5 million                             0.25

       In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

       An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

       Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
       By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Assets held in any stable value product available through the Delaware Group may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


       This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

       It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

       Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

(PA-ABC)



Buying Class A Shares at Net Asset Value
       Class A Shares of each Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.


       Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

       Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

       Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

       A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative - Class B Shares
       Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


       Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after exchange. Such CDSC schedule may be higher than the CDSC schedule relating to the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

(PA-ABC)

Automatic Conversion of Class B Shares

       Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

       Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
       Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares.

       These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


       Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

(PA-ABC)


     The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                      Contingent Deferred Sales
                                                      Charge (as a Percentage
                                                      of  Dollar Amount
             Year After Purchase Made                 Subject to Charge)
             ------------------------                 ------------------

                          0-2                                    4%
                          3-4                                    3%
                          5                                      2%
                          6                                      1%
                          7 and thereafter                       None

       During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey and Ohio Funds pursuant to Board action) of average daily net assets of such shares.

       In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.


       All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

       The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
       From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

       Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

(PA-ABC)


HOW TO BUY SHARES

Purchase Amounts
       Generally, the minimum initial purchase is generally $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

       There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC.

Investing through Your Investment Dealer
       You can make a purchase of shares of each Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to the specific Fund and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Trust. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
       You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your Class account number in the wire).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application to the specific Fund and Class selected at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange
       If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

(PA-ABC)


       Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B-- Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

       Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


Additional Methods of Adding to Your Investment
       Call the Shareholder Service Center for more information if you wish to use the following services:

1.     Automatic Investing Plan
       The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Trust to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2.     Direct Deposit
       You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                  *     *     *

       Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Trust has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.     MoneyLine(sm) On Demand
       Through the MoneyLine(sm) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(sm) Services under The Delaware Difference for additional information about this service.

4.     Wealth Builder Option
       You can use the Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You also may elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through exchanges from your Fund account.

(PA-ABC)


       Under this automatic exchange program, you can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

5.     Dividend Reinvestment Plan
       You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

       Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

       Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of a funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner
       To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described under The Delaware Difference, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may design a customized asset allocation strategy.

       The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

       An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual fee is waived until further notice. See Part B

(PA-ABC)


       Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

       Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
       The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The effective date of a purchase made through an investment dealer is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
       Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

(PA-ABC)



REDEMPTION AND EXCHANGE

       You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

       Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

       Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

       Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

       There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

       Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that

(PA-ABC)



might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

       Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Funds or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

       All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

Written Redemption
       You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

       Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
       You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

       The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

(PA-ABC)



       Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
       The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
       Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(sm) on Demand
       Through the MoneyLine(sm) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine (sm) Services under The Delaware Difference for additional information about this service.


Telephone Exchange
       The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

(PA-ABC)

Systematic Withdrawal Plans
       This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(sm) Direct Deposit Service. Through the MoneyLine(sm) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

                                *     *     *


       Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.


       Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission has been paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

       The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge Class B Shares and Class C Shares, below.


       For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A
Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

       The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

       Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

       In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
       The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

(PA-ABC)



Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
       The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

       The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.


       In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

(PA-ABC)



DIVIDENDS AND DISTRIBUTIONS

       Dividends are declared daily and paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

       Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       Each business day, the Funds declare a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

       Each Class of each Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b- 1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

       Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct(sm) Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

(PA-ABC)



TAXES

       The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Funds.

       Pennsylvania Fund has qualified, and intends to continue to qualify, and New Jersey Fund and Ohio Fund intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any.

       Each Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes. A portion of a Fund's dividends may, however, be derived from income on "private activity" municipal bonds and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax.

       To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are treated as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. No portion of a Fund's distributions will be eligible for the dividends-received deduction for corporations.

       Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as taxable distribution.

       Dividends or capital gains which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

       The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

(PA-ABC)


       Exempt-interest dividends paid by a Fund, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

       The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

       Each year, the Trust will mail to you information on the tax status of your Fund's dividends and distributions.

       The Trust is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

       See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

New Jersey Fund
       The Fund intends to qualify as a "qualified investment fund" under the New Jersey gross income tax law except when investing for defensive purposes under certain circumstances. As long as the Fund is a qualified investment fund and to the extent its distributions are derived from interest or net gains on tax-exempt securities, such distributions will be exempt from the New Jersey gross income tax. The exemption from the New Jersey gross income tax will also extend to interest or net gains on obligations of the United States, its territories and certain of its agencies and instrumentalities which pay interest free from state or local taxation under any laws of New Jersey or under the Constitution or other laws of the United States. Gains resulting from the redemption or sale of shares of the Fund will also be exempt from New Jersey gross income tax.

       In order to be a qualified investment fund, at least 80% of the aggregate principal amount of the Fund's investments at the end of each calendar quarter (excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Internal Revenue Code, and cash and cash items, which cash items shall include receivables) will consist of the exempt obligations referred to above, and the Fund will have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial options, futures, forward contracts or certain other similar instruments related to interest-bearing, obligations issued at a discount or bond indexes related thereto. If the Fund fails to be a qualified investment fund, as a result of employing alternative investment strategies or otherwise, none of its distributions for the entire taxable year will qualify for tax-exempt status under New Jersey law.

       For New Jersey gross income tax purposes, distributions derived by the fund from income or net gains on investments other than tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

Ohio Fund
       Distributions received from the Fund are exempt from Ohio personal income tax and school district and municipal income taxes in Ohio to the extent they are properly attributable to interest on obligations issued by the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), provided that the Fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from the Fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they
(a) are properly attributable to interest on Ohio Obligations, or (b) represent exempt-interest dividends for federal income tax purposes. The Fund's shares will be included in a shareholder's tax base for purposes of computing the Ohio franchise tax on the net worth basis.

(PA-ABC)




       Distributions of capital gain received from the Fund will be exempt from Ohio personal income tax and school district income taxes and municipal income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax, in each case to the extent that such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Fund of Ohio Obligations.

       Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio, and are excluded from the net income base of the Ohio corporation franchise tax.

Pennsylvania Fund
       Interest income derived from Pennsylvania state and municipal obligations and other qualifying obligations, and U.S. government obligations, if any, that are distributed to shareholders will be exempt from Pennsylvania personal income tax. Should the Fund invest in municipal bonds other than those issued by Pennsylvania or other exempt issuers, the income distributed from these investments may be subject to Pennsylvania personal income tax. Shareholders of the Fund will receive notification from the Fund annually as to the taxability of such distributions in Pennsylvania. For shareholders who are residents of Philadelphia, distributions that are derived from interest on Pennsylvania state and municipal obligations and other qualifying obligations, and U.S. government obligations, if any, will be exempt from Philadelphia School District Income Tax. Distributions designated as capital gain dividends for federal income tax purposes will also be exempt from the Philadelphia School District Income Tax. Shares of the Fund will be exempt from Pennsylvania county personal property tax.

(PA-ABC)



CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

       The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced at fair value by an independent pricing service using methods approved by the Trust's Board of Trustees. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Trust's Board of Trustees.

       Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

       The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that shares of the Classes will bear only those 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the NAV per share of each Class of a Fund is expected to be equivalent.

(PA-ABC)



MANAGEMENT OF THE FUND

Trustees
       The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

Investment Manager
       The Manager furnishes investment management services to each Fund.

       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On June 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $37 billion in assets in the various institutional or separately managed (approximately $22,302,518,000) and investment company (approximately $15,246,733,000) accounts.

       The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

       The Manager manages each Fund's portfolio and makes investment decisions for the Fund which are implemented by the Funds Trading Department. The Manager also administers the Funds affairs and pays the salaries of all the trustees, officers and employees of the Funds who are affiliated with the Manager. The annual compensation paid by New Jersey Fund and Ohio Fund for investment management services is equal to 0.55% on the first $500 million of average daily net assets of the Fund, 0.525% on the next $500 million and 0.50% on the average daily net assets in excess of $1 billion. The annual compensation paid by Pennsylvania Fund for investment management services is equal to 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees. Investment management fees paid by Pennsylvania Fund for the fiscal year ended February 28, 1997 were 0.58% of average daily net assets.

        Patrick P. Coyne and Mitchell L. Conery, each a Vice President/Senior Portfolio Manager of the Trust, have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne and Mr. Conery have managed New Jersey Fund and Ohio Fund since their inception. Mr. Coyne assumed primary responsibility for managing Pennsylvania Fund on November 26, 1996. Mr. Conery became co-manager of Pennsylvania Fund in January 1997. A graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School, Mr. Coyne joined the Delaware Group's fixed-income department in 1990. Prior to joining the Delaware Group, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia. Mr. Conery joined Delaware Group in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

        In making investment decisions for the Funds, Mr. Coyne and Mr. Conery regularly consult with Paul E. Suckow and other members of Delaware's fixed-income department. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of the Trust. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981-1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

(PA-ABC)



Portfolio Trading Practices
       Each Fund may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve a Fund's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. During the past two fiscal years, Pennsylvania Fund's portfolio turnover rates were approximately 25% for 1996 and 27% for 1997.

       Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
       From time to time, each Fund may quote yield or total return performance of its Classes in advertising and other types of literature.

       The current yield for each of the Classes is calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Fund may also publish a tax- equivalent yield concerning its Classes based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.

       Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information concerning its Classes over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.


       Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
       The Distributor, Delaware Distributors, L.P., serves as the national distributor for Pennsylvania Fund's shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national Distributor for New Jersey and Ohio Funds under separate agreements dated September 2, 1997.

       The Trust has adopted a separate distribution plan under Rule 12b-1 for each of Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits a Fund to which the plan relates to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

       These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in

(PA-ABC)



dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust.

       The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of a Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

       The aggregate fees paid by each Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by a Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Fund's Class B Shares' and Class C Shares' average daily net assets in any year. Although the maximum fee payable under the Plans relating to Class A Shares of New Jersey Fund and Ohio Fund is 0.30% of average daily net assets, the Board of Trustees has currently set the annual fee for such Classes at 0.25% of average daily net assets. The Board of Trustees may increase the fee to the full 0.30% on all such Class A Shares' assets at any time. See Shares. The actual 12b-1 Plan expenses assessed against Class A Shares Pennsylvania Fund may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by the Trust's Board of Trustees. See Part B. Each Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

       While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of the Trust's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.

       The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Amended and Restated Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The trustees of the Fund annually review service fees paid to the Transfer Agent.

       The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
       Each Fund is responsible for all of its own expenses other than those borne by the Manager under its Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratios of expenses to average daily net assets of Pennsylvania Fund's Class A Shares, Class B Shares and Class C Shares for the fiscal year ended February 28, 1997 were 0.91%, 1.71% and 1.71%, respectively. The expense ratio of each Class reflects the impact of its 12b-1 Plan.

Shares
       The Trust is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Commonly known as a mutual fund, the Trust is a Pennsylvania business trust which was organized on November 23, 1976. Each Fund has an unlimited authorized number of shares of beneficial interest with no par value per share allocated to each Class. All shares have equal voting rights, except as noted below, and are equal in all other respects. In addition, all Fund shares have noncumulative voting rights which means that the holders of

(PA-ABC)




more than 50% of the Fund's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.


       The assets received by the Trust for the issue or sale of shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class shall be allocated among the series or classes based upon the relative net assets of the series or class at the time such expenses were accrued. The Trust's Declaration of Trust limits the liability of the Trustees to the fullest extent permitted by law. For a further discussion, see General Information in Part B.


       Shares of each Class represent a proportionate interest in the assets of the respective Fund and have the same voting and other rights and preferences, except that, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

       In addition, all Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

       Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund. Prior to September 2, 1997, Delaware Group State Tax-Free Income Trust was known as DMC Tax-Free Income Trust - Pennsylvania, which was known as and did business as Tax-Free Pennsylvania Fund.

(PA-ABC)




ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISK CONSIDERATIONS

High Yield, High Risk Securities
       Each Fund may invest up to 20% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. A Fund will not invest in securities which are rated lower than B by S&P, B by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix B---Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

       Medium and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

       The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

Restricted Securities
       Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Funds. Pennsylvania Fund may invest no more than 10% of the value of its net assets in illiquid securities. New Jersey Fund and Ohio Fund may invest no more than 15% of the value of its net assets in illiquid securities.

       While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's percentage limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

       If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed its percentage limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

(PA-ABC)



Variable Rate Obligations

       Each Fund may purchase "floating-rate" and "variable-rate" obligations. These obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices on predesigned dates.


Advance Refunded Bonds
       Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond.
Escrow secured bonds will often receive the highest rating from S&P and Moody's.

Certificates of Participation
       Certificates of Participation are widely used by state and local governments to finance the purchase of property and facilities. COPs function much like installment purchase agreements. For example, a governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality which makes lease payment to repay interest and principal to the holders of the bonds. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt so that COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

       A feature which distinguishes COPs from municipal debt is that the lease typically contains a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but that the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary monies. Therefore, if the municipal government does not appropriate sufficient monies to make lease payments, the lessor, or its agent, is typically entitled to repossess the property. In most cases, however, the market value of the property will be less than the amount the municipality was paying.

       While the risk of nonappropriation exists, the Funds believe that this risk is mitigated by its policy of investing only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality. In assessing such risk the rating agencies and the Manager consider, among other things, the issuing municipality's credit rating, the importance of the leased property to the municipality and the term of the lease compared to the useful life of the leased property.

       COPs will be considered illiquid under each Fund's percentage limitation on investments in illiquid securities, unless the Manager determines that they are liquid. The Manager will determine the liquidity by considering factors as described above under Restricted Securities.

Options
       New Jersey Fund and Ohio Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. These Funds may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. Each Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and
(ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

Futures
       New Jersey Fund and Ohio Fund may invest in futures contracts and options on such futures contracts subject to certain limitations. Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities called for by the contract at a specified price on a specified future date. When a Fund purchases a futures contract, it obtains the right to acquire the securities called for by the contract at a specified price and date.

(PA-ABC)




Inverse Floaters
       New Jersey Fund and Ohio Fund may invest up to 10% of its assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments and may increase the volatility of the value of shares of a Fund.

Zero-Coupon Bonds
       New Jersey Fund and Ohio Fund may invest in zero-coupon and payment-in-kind bonds. Zero-coupon bonds do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Since a Fund must distribute at least 90% of its investment income each year, in order to maintain its desired tax treatment, the Fund may be required to borrow or to liquidate portfolio securities in order to distribute income which has been attributed to zero-coupon bonds but which the Fund has not yet received. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Derivative Tax Exempt Obligations
       New Jersey Fund and Ohio Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates that evidence ownership of future interest payments, principal payments or both on certain tax exempt securities. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues the receipts or certificates that evidence ownership. Although a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert such rights through the custodian bank. Thus, in the event of a default, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

       In addition, if the trust or custodial account in which the underlying security had been deposited is determined to be a taxable entity, it would be subject to state income tax on the income earned on the underlying security. Furthermore, amounts paid by the trust or custodial account to a Fund would become taxable in the hands of the Fund and its shareholders. However, a Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. Also, it is possible that a portion of the discount at which a Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.

   (PA-ABC)





                                   APPENDIX A
                                Pennsylvania Fund
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase


                         Scenario 1                      Scenario 2
                       No Redemption                   Redeem 1st Year
                       -------------                   ---------------
Year   Class A      Class B     Class C       Class A      Class B      Class C
----   -------      -------     -------       -------      -------      -------
   0     9,625      10,000      10,000        9,625        10,000       10,000
   1    10,299      10,630      10,630        10,299       10,230       10,530+
   2    11,020      11,300      11,300
   3    11,791      12,012      12,012
   4    12,616      12,768      12,768
   5    13,500      13,573      13,573
   6    14,445      14,428      14,428
   7    15,456      15,337      15,337
   8    16,538+     16,303      16,303
   9    17,695      17,444*     17,330
  10    18,934      18,665*     18,422





                        Scenario 3                                  Scenario 4
                     Redeem 3rd Year                             Redeem 5th Year
                     ---------------                             ---------------
Year    Class A        Class B       Class C        Class A        Class B       Class C
----    -------        -------       -------        -------        -------       -------
  0      9,625         10,000        10,000         9,625          10,000        10,000
  1     10,298         10,630        10,630         10,299         10,630        10,630
  2     11,020         11,300        11,300         11,020         11,300        11,300
  3     11,791         11,712        12,012+        11,791         12,012        12,012
  4                                                 12,616         12,768        12,768
  5                                                 13,500         13,373        13,573+
  6
  7
  8
  9
 10





* This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                $250,000 Purchase

                         Scenario 1                      Scenario 2
                       No Redemption                   Redeem 1st Year
                       -------------                   ---------------

Year   Class A     Class B      Class C      Class A      Class B       Class C
----   -------     -------      -------      -------      -------       -------
   0   243,750     250,000      250,000      243,750      250,000       250,000
   1   260,813     265,750      265,750      260,813      255,750       263,250+
   2   279,069     282,492      282,492
   3   298,604     300,289      300,289
   4   319,507+    319,207      319,207
   5   341,872     339,318      339,318
   6   365,803     360,695      360,695
   7   391,409     383,418      383,418
   8   418,808     407,574      407,574
   9   448,124     436,104*     433,251
  10   479,493     466,631*     460,546





                        Scenario 3                                  Scenario 4
                     Redeem 3rd Year                             Redeem 5th Year
                     ---------------                             ---------------

Year   Class A        Class B        Class C       Class A        Class B        Class C
----   -------        -------        -------       -------        -------        -------
   0   243,750        250,000        250,000       243,750        250,000        250,000
   1   260,813        265,750        265,750       260,813        265,750        265,750
   2   279,069        282,492        282,492       279,069        282,492        282,492
   3   298,604        292,789        300,289+      298,064        300,289        300,289
   4                                               319,507+       319,207        319,207
   5                                               341,872        334,318        339,318
   6
   7
   8
   9
  10



* This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.3% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.3% per year. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (3.75% @ $10,000; 3.00% @ $100,000; 2.50% @ $250,000; 2.00% @ $500,000)
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on the investment amount, the holding period and the expense structure of each Class.

   (PA-ABC)




APPENDIX A - INVESTMENT ILLUSTRATIONS

                          New Jersey Fund and Ohio Fund
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

                           Scenario 1                                  Scenario 2
                         No Redemption                               Redeem 1st Year
                         -------------                               ---------------
Year        Class A       Class B          Class C       Class A        Class B        Class C
----        -------       -------          -------       -------        -------        -------
   0          9,625        10,000           10,000         9,625         10,000         10,000
   1         10,192        10,625           10,625        10,192         10,225         10,525+
   2         10,905        11,289           11,289
   3         11,669        11,995           11,995
   4         12,485        12,744           12,744
   5         13,359        13,541           13,541
   6         14,294        14,387           14,387
   7         15,295        15,286           15,286
   8         16,366+       16,242           16,242
   9         17,511        17,379*          17,257
  10         18,737        18,595*          18,335




                           Scenario 3                                  Scenario 4
                         Redeem 3rd Year                            Redeem 5th Year
                         ---------------                            ---------------
Year        Class A        Class B        Class C       Class A        Class B        Class C
----        -------        -------        -------       -------        -------        -------
   0          9,625         10,000         10,000         9,625         10,000         10,000
   1         10,192         10,625         10,625        10,192         10,625         10,625
   2         10,905         11,289         11,289        10,905         11,289         11,289
   3         11,669         11,695         11,995+       11,669         11,995         11,995
   4                                                     12,485         12,744         12,744
   5                                                     13,359         13,341         13,541+
   6
   7
   8
   9
  10


* This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


                                $250,000 Purchase

                           Scenario 1                                  Scenario 2
                         No Redemption                               Redeem 1st Year
                         -------------                               ---------------
Year        Class A        Class B         Class C        Class A       Class B        Class C
----        -------        -------         -------        -------       -------        -------
   0        243,750        250,000         250,000        243,750       250,000        250,000
   1        260,813        265,625         265,625        260,813       255,625        263,125+
   2        279,069        282,227         282,227
   3        298,604        299,866         299,866
   4        319,507+       318,607         318,607
   5        341,872        338,520         338,520
   6        365,803        359,678         359,678
   7        391,409        382,158         382,158
   8        418,808        406,043         406,043
   9        448,124        434,466*        431,420
  10        479,493        464,878*        458,384






                         Scenario 3                                  Scenario 4
                        Redeem 3rd Year                            Redeem 5th Year
                        ---------------                            ---------------
Year        Class A       Class B        Class C        Class A       Class B          Class C
----        -------       -------        -------        -------       -------          -------
   0        243,750       250,000        250,000        243,750       250,000          250,000
   1        260,813       265,625        265,625        260,813       265,625          265,625
   2        279,069       282,227        282,227        279,069       282,227          282,227
   3        298,604       292,366       300,866+        298,604       299,866          299,866
   4                                                   319,507+       318,607          318,607
   5                                                    341,872       333,520          338,520
   6
   7
   8
   9
  10






* This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.25% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.25% per year. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (3.75% @ $10,000; 3.00% @ $100,000; 2.50% @ $250,000; 2.00% @ $500,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on investment amount, the holding period and the expense structure of each Class.

(PA-ABC)




APPENDIX B--CLASSES OFFERED



Growth of Capital                                     A Class          B Class        C Class     Consultant Class
Aggressive Growth Fund                                   x                x              x                -
Trend Fund                                               x                x              x                -
Enterprise Fund                                          x                x              x                -
DelCap Fund                                              x                x              x                -
Value Fund                                               x                x              x                -
U.S. Growth Fund                                         x                x              x                -
Growth Stock Fund                                        x                x              x                -
Tax-Efficient Equity Fund                                x                x              x                -


Total Return
Blue Chip Fund                                           x                x              x                -
Quantum Fund                                             x                x              x                -
Devon Fund                                               x                x              x                -
Decatur Total Return Fund                                x                x              x                -
Decatur Income Fund                                      x                x              x                -
Delaware Fund                                            x                x              x                -

International Diversification
Emerging Markets Fund                                    x                x              x                -
New Pacific Fund                                         x                x              x                -
World Growth Fund                                        x                x              x                -
International Equity Fund                                x                x              x                -
Global Assets Fund                                       x                x              x                -
Global Bond Fund                                         x                x              x                -

Current Income
Delchester Fund                                          x                x              x                -
Strategic Income Fund                                    x                x              x                -
Corporate Income Fund                                    x                x              x                -
Federal Bond Fund                                        x                x              x                -
U.S. Government Fund                                     x                x              x                -
Delaware-Voyageur US Government
     Securities Fund                                     x                x              x               -
Limited-Term Government Fund                             x                x              x                -

                            (Not Part of Prospectus)

(PA-ABC)





APPENDIX B--CLASSES OFFERED - (CON'T)

Tax-Free Income                                                           A Class    B Class     C Class
Consultant                                                                                                         Class
National High Yield Municipal Bond Fund                                      x          x           x                -
Tax-Free USA Fund                                                            x          x           x                -
Tax-Free Insured Fund                                                        x          x           x                -
Tax-Free USA Intermediate Fund                                               x          x           x                -
Delaware-Voyageur Tax-Free Arizona Insured Fund                              x          x           x                -
Delaware-Voyageur Tax-Free Arizona Fund                                      x          x           x                -
Delaware-Voyageur Tax-Free California Insured Fund                           x          x           x                -
Delaware-Voyageur Tax-Free California Fund                                   x          x           x                -
Delaware-Voyageur Tax-Free Colorado Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free Florida Insured Fund                              x          x           x                -
Delaware-Voyageur Tax-Free Florida Intermediate Fund                         x          x           x                -
Delaware-Voyageur Tax-Free Florida Fund                                      x          x           x                -
Delaware-Voyageur Tax-Free Idaho Fund                                        x          x           x                -
Delaware-Voyageur Tax-Free Iowa Fund                                         x          x           x                -
Delaware-Voyageur Tax-Free Kansas Fund                                       x          x           x                -
Delaware-Voyageur Minnesota High Yield Municipal Bond Fund                   x          x           x                -
Delaware-Voyageur Minnesota Insured Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund                       x          x           x                -
Delaware-Voyageur Tax-Free Minnesota Fund                                    x          x           x                -
Delaware-Voyageur Tax-Free Missouri Insured Fund                             x          x           x                -
Tax-Free New Jersey Fund                                                     x          x           x                -
Delaware-Voyageur Tax-Free New Mexico Fund                                   x          x           x                -
Delaware-Voyageur Tax-Free New York Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free North Dakota Fund                                 x          x           x                -
Tax-Free Ohio Fund                                                           x          x           x                -
Delaware-Voyageur Tax-Free Oregon Insured Fund                               x          x           x                -
Tax-Free Pennsylvania Fund                                                   x          x           x                -
Delaware-Voyageur Tax-Free Utah Fund                                         x          x           x                -
Delaware-Voyageur Tax-Free Washington Insured Fund                           x          x           x                -
Delaware-Voyageur Tax-Free Wisconsin Fund                                    x          x           x                -

Money Market Funds
Delaware Cash Reserve                                                        x          x           x                x
U.S. Government Money Fund                                                   x          -           -                x
Tax-Free Money Fund                                                          x          -           -                x

                            (Not Part of Prospectus)

The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006

---------------------------------------------------------


TAX-FREE NEW JERSEY FUND

TAX-FREE OHIO FUND

TAX-FREE PENNSYLVANIA FUND
---------------------------------------------------------


A CLASS

---------------------------------------------------------


B CLASS

---------------------------------------------------------


C CLASS

---------------------------------------------------------











P R O S P E C T U S

---------------------------------------------------------


SEPTEMBER 2, 1997














                                                             DELAWARE
                                                             GROUP
                                                             --------

(SAI-PA/PART B)


--------------------------------------------------------------------------------

                                    PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                              SEPTEMBER 2, 1997
--------------------------------------------------------------------------------

TAX-FREE NEW JERSEY FUND
TAX-FREE OHIO FUND
TAX-FREE PENNSYLVANIA FUND
--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103

--------------------------------------------------------------------------------

For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts: (SHAREHOLDERS ONLY)
         Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
         Nationwide 800-362-7500
--------------------------------------------------------------------------------


TABLE OF CONTENTS

--------------------------------------------------------------------------------
Cover Page                                                                    1
--------------------------------------------------------------------------------
Investment Objectives and Policies
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and
         Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Dividends and Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreements
--------------------------------------------------------------------------------
Officers and Trustees
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A--Description of Ratings
--------------------------------------------------------------------------------
Appendix B--Tax Exempt vs Taxable Yields
--------------------------------------------------------------------------------
Appendix C--Investing in New Jersey, Ohio and
         Pennsylvania Tax-Exempt Obligations
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

(SAI-PA/PART B)


          Delaware Group State Tax-Free Income Trust (the "Trust") (formerly known as DMC Tax-Free Income Trust-Pennsylvania) is a professionally managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of Tax-Free New Jersey Fund ("New Jersey Fund"), Tax-Free Ohio Fund ("Ohio Fund") and Tax-Free Pennsylvania Fund ("Pennsylvania Fund") (individually a "Fund" and collectively the "Funds") dated September 2, 1997, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Funds' Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Classes"). Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 3.75% and annual 12b-1 Plan expenses of up to 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action). Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment.

         All references to "shares" in this Part B refer to all Classes of shares of the Fund, except where noted.

(SAI-PA/PART B)


INVESTMENT OBJECTIVE AND POLICY


         New Jersey Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.


         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of New Jersey its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain New Jersey state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in New Jersey tax-exempt debt obligations which are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Investors Service, Inc. ("Fitch") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company, Inc. (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         Ohio Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of Ohio its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Ohio state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Ohio tax-exempt debt obligations which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades, or which are unrated but considered by the Manager to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         Pennsylvania Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

(SAI-PA/PART B)


         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Pennsylvania state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Pennsylvania tax-exempt debt obligations which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades, or which are unrated but considered by the Manager to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         See Appendix A for a description of S&P, Moody's and Fitch ratings.

         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Funds may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.

         Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that Pennsylvania Fund has no more than 10% and New Jersey Fund and Ohio Fund each has no more than 15% of its net assets in illiquid securities.

         Each Fund may also invest in "when-issued securities" for which a Fund will maintain a segregated account containing cash or high-grade debt obligations which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of transaction. During this period between the date of commitment and the date of delivery, a Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in a Fund having unrealized appreciation or depreciation which would affect the net asset value of its shares.

         Each Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. From time to time, a Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. Each Fund may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but generally does not intend to invest more than 5% of its net assets in these instruments. The Manager will attempt to adjust the maturity structure of the portfolio to

(SAI-PA/PART B)


provide a high level of tax-exempt income consistent with preservation of capital.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities.

         The principal risk to which a Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Fund will invest in both types.

         Each Fund is registered as a nondiversified investment company. Each Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because each Fund may invest its assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Fund were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. Each Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities.

         Each Fund will invest in securities for income earnings rather than trading for profit. A Fund will not vary portfolio investments, except to:

         1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

         2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

         3. reinvest the earnings from securities in like securities; or

         4. defray normal administrative expenses.

Investment Restrictions
         New Jersey Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage

(SAI-PA/PART B)


shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

         4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

         5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

         6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

         8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than 15% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to New Jersey Tax-Exempt Securities
         New Jersey Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of New Jersey.

(SAI-PA/PART B)


         Ohio Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

         4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

         5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

         6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

         8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to

(SAI-PA/PART B)


payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than 15% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Ohio Tax-Exempt Securities
         Ohio Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

         Pennsylvania Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments as defined above.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3.       Sell securities short.

         4.       Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of the Fund's net assets in illiquid assets.

          6.      Purchase or sell commodities or commodity contracts.

          7. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interests therein.

(SAI-PA/PART B)


          8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan. Not more than 10% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days.

          9. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         10. Invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Pennsylvania Tax-Exempt Securities
         Pennsylvania Fund concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

Repurchase Agreements
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the Delaware Group funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt

(SAI-PA/PART B)



security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.


Municipal Bonds
         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Private Purpose Bonds
         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.


         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of Fund distributions would be subject to the federal alternative

(SAI-PA/PART B)


minimum tax applicable to certain shareholders.

Municipal Bond Insurance
         The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") and the AMBAC Indemnity Corporation ("AMBAC") are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Fund will be insured. Accordingly, from time to time a substantial portion of a Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top grades by Moody's and S&P, most insured obligations will qualify for investment under each Fund's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Fund believes such investments are consistent with its fundamental investment policies and restrictions.

Municipal Leases
         As stated in the Prospectus, a portion of each Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Each Fund will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch, or in unrated COPs believed to be of comparable quality.

         Each Fund follows certain guidelines to determine whether the COPs held in the Fund's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

Options--New Jersey Fund and Ohio Fund
         New Jersey Fund and Ohio Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and
(ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

         A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option

(SAI-PA/PART B)


period.  There is no percentage limitation on writing covered call options.


         The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.


         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         Call options will be written only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options - New Jersey Fund and Ohio Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that a Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon

(SAI-PA/PART B)


exercise of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to a Fund.

         C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case a Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options.

         The advantage to a Fund of writing such options is that it receives premium income. The disadvantage is that a Fund may have to purchase securities at higher prices than the current market price when the put is exercised.

         Put options will be written only on a secured basis, which means that a Fund will maintain in a segregated account with its Custodian, the Bankers Trust Company of New York, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         D. Purchasing Put Options - New Jersey Fund and Ohio Fund may purchase put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option

(SAI-PA/PART B)


which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

Futures--New Jersey Fund and Ohio Fund
         New Jersey Fund and Ohio Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Funds' Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by a Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts for a Fund, which consists of a substantial number of municipal securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

         To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the

(SAI-PA/PART B)


difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, a Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

(SAI-PA/PART B)



         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Variable or Floating Rate Demand Notes--New Jersey Fund and Ohio Fund
         Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments a Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board. If the quality of any VRDN falls below the quality level required by the Board and any applicable rules adopted by the Securities and Exchange Commission, the Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of a Fund and its shareholders.

(SAI-PA/PART B)


PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                        n
                                P(1 + T) = ERV

Where:            P  =   a hypothetical initial purchase order of $1,000 from
                         which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =  average annual total return;

                   n  =  number of years;

                 ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund, as shown below, is the average annual total return quotations through February 28, 1997. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge.

(SAI-PA/PART B)


         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                                Pennsylvania Fund
                           Average Annual Total Return

                                 Class A Shares(1)          Class A Shares(1)
                                    (at Offer)                  (at NAV)
        1 year ended
        2/28/97                       0.44%                       4.35%

        3 years ended
        2/28/97                       3.70%                       5.04%

        5 years ended
        2/28/97                       5.92%                       6.74%

        10 years ended
        2/28/97                       6.49%                       6.90%

        15 years ended
        2/28/97                       8.88%                      10.77%

        Period 3/23/77(2)
        through 2/28/97               6.44%                       6.65%

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses. Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(2)    Date of initial public offering of Class A Shares.


       The performance of Class B Shares, as shown below, is the average annual total return quotation through February 28, 1997. The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at February 28, 1997. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at February 28, 1997 and therefore does not reflect the deduction of a CDSC.

(SAI-PA/PART B)


                                Pennsylvania Fund
                           Average Annual Total Return

                                    Class B Shares            Class B Shares
                                  (Including Deferred       (Excluding Deferred
                                     Sales Charge)             Sales Charge)
           1 year ended
           2/28/97                     (0.37%)                     3.52%

           Period 5/2/94(1)
           through 2/28/97              4.48%                      5.44%

(1)    Date of initial public offering of Class B Shares.


         The performance of Class C Shares, as shown below, is the average annual total return quotation through February 28, 1997. The average annual total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at February 28, 1997. The average annual total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed at February 28, 1997 and therefore does not reflect the deduction of a CDSC.

                                Pennsylvania Fund
                           Average Annual Total Return

                                   Class C Shares            Class C Shares
                                 (Including Deferred       (Excluding Deferred
                                    Sales Charge)             Sales Charge)


           1 year ended 2/28/97         2.55%                      3.52%

           Period 11/29/95(1)
           through 2/28/97              3.78%                      3.78%


(1) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.


       As stated in the Prospectus, each Fund may also quote its current yield for each Class in advertisements and investor communications.

(SAI-PA/PART B)


       The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                               a--b       6
                                  YIELD = 2[(-------- + 1)  -- 1]
                                                cd

              Where:     a  =  dividends and interest earned during the period;

                         b  =  expenses accrued for the period (net of
                               reimbursements);

                         c  =  the average daily number of shares outstanding
                               during the period that were entitled to receive dividends;

                         d  =  the maximum offering price per share on the last
                               day of the period.



         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields of Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund as of February 28, 1997 using this formula were 4.72%, 4.10% and 4.10%, respectively. Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in sales charges on investments.


         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

         Each Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. For the 30-day period ended February 28, 1997, the tax-equivalent yield of Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund was 6.84%, 5.94% and 5.94%, respectively, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

         See Appendix B for additional yield information.

(SAI-PA/PART B)

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Fund activity and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in a Fund. Any indices used are not managed for any investment goal.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently- managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         From time to time, a Fund may also quote actual yield and/or total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors.

(SAI-PA/PART B)


         For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Comparative information on the Consumer Price Index and the CDA Municipal Bond Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Municipal Bond Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 115 separately-managed municipal bond mutual funds and tracks the performance of each fund, reflecting the reinvestment of any dividend and capital gains distributions paid during a specified period.

         The total return performance for a Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period and the impact of the maximum front-end sales charge or contingent deferred sales charge, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The net asset value of a Fund fluctuates so shares, when redeemed, may be worth more or less than the original investment and past Fund performance should not be considered as representative of future results.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund through February 28, 1997. Comparative information on the Consumer Price Index is also included. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of the Class A Shares as shown below, reflects maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact on any front-end sales charge. The performance of the Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of the Fund fluctuates so shares, when redeemed, may be worth more or less than the original investment, and the Fund's results should not be considered as representative of future performance.

(SAI-PA/PART B)


                                Pennsylvania Fund
                             Cumulative Total Return

                                 Class A Shares(1)               Consumer
                                    (at Offer)                Price Index(2)
      3 months ended
      2/28/97                        (3.46%)                       0.63%

      6 months ended
      2/28/97                         0.49%(3)                     1.46%

      9 months ended
      2/28/97                         2.03%                        1.92%

      1 year ended
      2/28/97                         0.44%                        3.03%

      3 years ended
      2/28/97                        11.51%                        8.79%

      5 years ended
      2/28/97                        33.31%                       15.15%

      10 years ended
      2/28/97                        87.49%                       42.97%

      15 years ended
      2/28/97                       216.73%                       68.70%

      Period 3/23/77(4)
      through 2/28/97               247.40%                      168.30%

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses. Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(2)    Source--Department of Labor.

(3) For the six months ended February 28, 1997, cumulative total return at net asset value for Class A Shares was 4.14%.

(4)    Date of initial public offering of Class A Shares.

(SAI-PA/PART B)



                                                                              Pennsylvania Fund
                                                                           Cumulative Total Return

                                              Class B Shares                    Class B Shares
                                           (Including Deferred               (Excluding Deferred                 Consumer
                                               Sales Charge)                     Sales Charge)                 Price Index(2)
                  3 months ended
                  2/28/97                    (3.91%)                                 0.05%                          0.63%

                  6 months ended
                  2/28/97                    (0.01%)                                 4.00%                          1.46%

                  9 months ended
                  2/28/97                     1.38%                                  5.38%                          1.92%

                  1 year ended
                  2/28/97                    (0.37%)                                 3.52%                          3.03%

                  Period 5/2/94(1)
                  through 2/28/97            13.21%                                 16.19%                          8.28%


(1)    Date of initial public offering of Class B Shares.

(2)    Source:  Department of Labor.




                                                                               Pennsylvania Fund
                                                                            Cumulative Total Return

                                              Class C Shares                    Class C Shares
                                           (Including Deferred               (Excluding Deferred                 Consumer
                                               Sales Charge)                     Sales Charge)                 Price Index(2)
                  3 months ended
                  2/28/97                    (0.94%)                                 0.05%                          0.63%

                  6 months ended
                  2/28/97                     3.00%                                 4.00%                          1.46%

                  9 months ended
                  2/28/97                     4.38%                                 5.38%                          1.92%

                  1 year ended
                  2/28/97                     2.55%                                 3.52%                          3.03%

                  Period 11/29/95(1)
                  through 2/28/97             4.76%                                 4.76%                          3.91%




(1)    Date of initial public offering of Class C Shares.

(2)    Source--Department of Labor.

(SAI-PA/PART B)




       Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


Dollar-Cost Averaging
       For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


       Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Redemption and Repurchase for a complete description of these services including restrictions or limitations.

(SAI-PA/PART B)


       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                       Investment         Price Per          Number of Shares
                         Amount             Share                Purchased

         Month 1        $100               $10.00                     10
         Month 2        $100               $12.50                      8
         Month 3        $100               $ 5.00                     20
         Month 4        $100               $10.00                     10

                        $400               $37.50                     48

       Total Amount Invested:  $400
       Total Number of Shares Purchased:  48
       Average Price Per Share:  $9.38 ($37.50/4)
       Average Cost Per Share:  $8.33 ($400/48 shares)

This example is for illustration purposes only. It is not intended to represent the actual performance of a Fund.

(SAI-PA/PART B)


THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.


COMPOUNDED RETURNS
       Results at various assumed fixed rates of return on a $10,000 investment compounded monthly tax-free for 10 years:


                         5%            6%           7%            8%
                         Rate of       Rate of      Rate of       Rate of
                         Return        Return       Return        Return

            1 Year       $10,512       $10,617      $10,723       $10,830
           2 Years       $11,049       $11,272      $11,498       $11,729
           3 Years       $11,615       $11,967      $12,330       $12,702
           4 Years       $12,209       $12,705      $13,221       $13,757
           5 Years       $12,833       $13,488      $14,177       $14,898
           6 Years       $13,490       $14,320      $15,201       $16,135
           7 Years       $14,180       $15,203      $16,300       $17,474
           8 Years       $14,906       $16,141      $17,479       $18,924
           9 Years       $15,668       $17,137      $18,743       $20,495
          10 Years       $16,470       $18,194      $20,097       $22,196

       These figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal. These figures are not intended to be a projection of investment results and do not reflect any sales charges or any actual performance results of any of the Classes.

(SAI-PA/PART B)


TRADING PRACTICES AND BROKERAGE

       Each Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

       During the past three fiscal years of Pennsylvania Fund, there were no brokerage commissions paid.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, a Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

(SAI-PA/PART B)

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
       Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. Portfolio transactions will be undertaken only to accomplish a Fund's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or (4) when the Manager anticipates a decline in value due to market risk or credit risk. A Fund anticipates the portfolio turnover rate will ordinarily be less than 100%.

       During the past two fiscal years, Pennsylvania Fund's portfolio turnover rates were 25% for 1996 and 27% for 1997. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

(SAI-PA/PART B)


PURCHASING SHARES


       The Distributor serves as the national distributor for each Fund's three classes of shares--Class A Shares, Class B Shares and Class C Shares, and has agreed to use its best efforts to sell shares of the Funds. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor.


       The minimum initial purchase is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under a Delaware Group Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that does not exceed $1,000,000. The Fund will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

       Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in the Fund's best interest.

       The NASD has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

       Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to the Class A, Class B and Class C

(SAI-PA/PART B)


Shares, of any expenses under the Fund's 12b-1 Plans.

       Certificates representing shares purchased are not ordinarily issued in the Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
       The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action) of average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert into another class.

Class A Shares
       Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

(SAI-PA/PART B)


                                                        Class A Shares
--------------------------------------------------------------------------------------------------------------------------

                                                           Front-End Sales Charge as % of            Dealer's
                                                                                                  Commission****
       Amount of Purchase                Offering                    Amount                          as % of
                                           Price                     Invested                     Offering Price
--------------------------------------------------------------------------------------------------------------------------


                                                      New Jersey**    Ohio**     Pennsylvania***
Less than $100,000                         3.75%        3.82%        3.82%           3.88%            3.25%
$100,000 but under $250,000                3.00         3.09         3.09            3.03             2.50
$250,000 but under $500,000                2.50         2.55         2.55            2.55             2.00
$500,000 but under $1,000,000*             2.00         2.00         2.00            2.06             1.75

    * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

   ** Based on an initial net asset value of $5.50 per share of the Class A Shares.

  *** Based on the net asset value per share of the Class A Shares as of the end of the Fund's most recent fiscal year.

 **** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


           A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------


           Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

(SAI-PA/PART B)


Dealer's Commission
           For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:


                                                        DEALER'S COMMISSION
                                                        (AS A PERCENTAGE OF
          Amount of Purchase                             AMOUNT PURCHASED)
          ------------------                            -------------------

          Up to $2 million                              1.00%
          Next $1 million up to $3 million              0.75
          Next $2 million up to $5 million              0.50
          Amount over $5 million                        0.25

           In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

           An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
           Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

(SAI-PA/PART B)


           The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                        Contingent Deferred
                                                            Sales Charge
                                                          (as a Percentage
                                                          of Dollar Amount
               Year After Purchase Made                  Subject to Charge)
               ------------------------                  ------------------
                    0-2                                           4%
                    3-4                                           3%
                    5                                             2%
                    6                                             1%
                    7 and thereafter                            None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

Plans Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A Shares, the Class B Shares and the Class C Shares of the Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action) of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year. The Fund's Board of Trustees may reduce these amounts at any time.

(SAI-PA/PART B)


         Effective June 1, 1992, the Board of Trustees has determined that the annual fee payable on a monthly basis for the Class A Shares of Pennsylvania Fund, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating Class A Shares' 12b-1 expense, such expense is a Class expense so that all such shareholders of the Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate per share. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A Shares will also increase (but will not exceed 0.30% of average daily net assets). In addition, the Board of Directors set the fee for Class A Shares of New Jersey Fund and Ohio Fund at 0.25% of average daily net assets. While this describes the current basis for calculating the fees which will be payable under the Plans with respect to Class A Shares, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.


         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, the Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

(SAI-PA/PART B)


         For the fiscal year ended February 28, 1997, payments from the Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund amounted to $1,970,561, $264,463 and $6,416, respectively. Such amounts were used for the following purposes:

                                                   Class A Shares        Class B Shares        Class C Shares
                                                   --------------        --------------        --------------

Advertising                                          $995                  ---                   ---
Annual/Semi-Annual Reports                           $35,021               ---                   ---
Broker Trails                                        $1,594,873            $66,043               ---
Broker Sales Charges                                 ---                   $96,448               $5,939
Dealer Service Expenses                              $21,497               ---                   $84
Interest on Broker Sales Charges                     ---                   $88,674               $383
Commissions to Wholesalers                           $79,593               $9,967                $9
Promotional-Broker Meetings                          $75,556               $2,614                $1
Promotional-Other                                    $31,369               ---                   ---
Prospectus Printing                                  $32,415               ---                   ---
Telephone                                            $21,419               ---                   ---
Wholesaler Expenses                                  $63,195               $717                  ---
Other                                                $14,628               ---                   ---

         The staff of the Securities and Exchange Commission ("SEC") has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. The Trust intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.

Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of the Fund, any other fund in the Delaware Group, the Manager or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any of the funds in the Delaware Group, including any fund that may be created, at net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes

(SAI-PA/PART B)



employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.


         Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value. The Fund must be notified in advance that the trade qualifies for purchase at net asset value.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         A Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other Delaware Group funds which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Group funds.

(SAI-PA/PART B)



Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

(SAI-PA/PART B)


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

(SAI-PA/PART B)


INVESTMENT PLANS


Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.


         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund. Such purchases, which must meet the minimum subsequent purchase requirements stated in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements of each fund and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B- Classes Offered in the Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

(SAI-PA/PART B)



         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


                                *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact their Fund for proper instructions.

Wealth Builder Option
          Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Classes.

          Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

(SAI-PA/PART B)


          Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

(SAI-PA/PART B)


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund or its agent. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by a Fund after receipt of the order by the Fund or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of the Class A Shares of Pennsylvania Fund, the offering price per share, is included in the Trust's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Fund shares outstanding. In determining a Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of a Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees are accrued daily.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

(SAI-PA/PART B)


REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for the Class A Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee is required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. Each Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

(SAI-PA/PART B)


         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. A Fund will honor the redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $1,000 and will be allowed 60 days from that date of notice to make an additional investment to meet the required minimum of $1,000. See The Conditions of Your Purchase under How to Buy Shares in the Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                *     *     *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

(SAI-PA/PART B)


Expedited Telephone Redemptions
         Shareholders of the Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with a Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.


         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to your Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

(SAI-PA/PART B)



Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund do not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B And Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial adviser to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

(SAI-PA/PART B)


DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares a dividend from net investment income to its shareholders on a daily basis. Dividends are declared each day the Funds are open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of a Fund. Each Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Trust will mail a quarterly statement showing dividends paid and all the transactions made during the period.

         Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Class will alone incur distribution fees under its 12b-1 Plan. See Plans Under Rule 12b-1.

         Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         New Jersey Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and New Jersey income taxes and from certain New Jersey state and local taxes. Ohio Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Ohio income taxes and from certain Ohio state and local taxes. In addition, Pennsylvania Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Pennsylvania income taxes and from certain Pennsylvania state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of a Fund's distribution is subject to the federal alternative minimum tax should the Fund invest in "private purpose" bonds.

(SAI-PA/PART B)


TAXES

Federal Income Tax Aspects
         Pennsylvania Fund has qualified, and intends to continue to qualify, and New Jersey Fund and Ohio Fund intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Distributions by a Fund representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies distributing exempt- interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

         For federal income tax purposes, Pennsylvania Fund's portfolio securities had net unrealized appreciation at February 28, 1997 of $40,452,722 on the basis of specific cost.

         Distributions representing net interest income received by a Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by a Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of a Fund.

         Section 265 of the Internal Revenue Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of a Fund is not deductible.

         A Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Internal Revenue Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Fund.

         Each Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

(SAI-PA/PART B)


State and Local Taxes
         See Taxes in the Prospectus for a discussion of New Jersey, Ohio and Pennsylvania taxation. Shares of a Fund may be taxable for purposes of, as applicable, New Jersey, Ohio or Pennsylvania inheritance and estate tax.

         Shareholders of the Pennsylvania Fund who are residents of the City of Pittsburgh may be required to pay Pittsburgh School District and City personal property tax on their equitable interest of that portion of the assets of the Fund which are not exempt from such tax. However, since the Fund's inception, none of its assets have been liable for such tax.

         Distributions by a Fund may not be exempt from state or local income tax in states other than, as applicable, New Jersey, Ohio or Pennsylvania. Shareholders of each Fund are advised to consult their own tax adviser in this regard.

(SAI-PA/PART B)


INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Trust's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On February 28, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,548,345,000) and investment company (approximately $12,216,382,000) accounts.

         The Investment Management Agreement for Pennsylvania Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for each of New Jersey Fund and Ohio Fund is dated September 2, 1997 and was approved by shareholders on August 29, 1997.

         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of the Trust or by the Manager. The Agreements will terminate automatically in the event of their assignment.

         New Jersey Fund's and Ohio Fund's Investment Management Agreements provide that each respective Fund shall pay the Manager a management fee equal to (on an annual basis) 0.55% on the first $500 million of average daily net assets of the Fund, 0.525% on the next $500 million and 0.50% on the average daily net assets in excess of $1 billion. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by New Jersey Fund and Ohio Fund and to pay each Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of the Class A Shares of each Fund do not exceed 1.00% and each of the Class B Shares and Class C Shares do not exceed 1.75% (in all cases, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of Rule 12b-1 fees), during the first six months of each Fund's operations.

         Pennsylvania Fund's Investment Management Agreement provides that the Fund shall pay the Manager a management fee equal to (on an annual basis) 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees of the Fund.

         On February 28, 1997, the total net assets of Pennsylvania Fund were $987,083,386. Investment management fees paid by Pennsylvania Fund for the past three fiscal years were $5,743,977 for 1995, $5,877,033 for 1996 and $5,727,743 for 1997.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all trustees, officers and employees of each Fund who are affiliated with the Manager. Each Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

(SAI-PA/PART B)


         The ratios of expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund for the fiscal year ended February 28, 1997 were 0.91%, 1.71% and 1.71%, respectively. The ratios for the Class A Shares, Class B Shares and Class C Shares of the Fund reflect the impact of their respective 12b-1 Plans.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for Pennsylvania Fund under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor for New Jersey Fund and Ohio Fund under separate Distribution Agreements dated September 2, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of Pennsylvania Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an amended and restated agreement dated September 2, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

(SAI-PA/PART B)


OFFICERS AND TRUSTEES

         The business and affairs of the Fund are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Group. As of July 31, 1997, the Fund's officers and trustees, as a group, owned less than 1% of the outstanding shares of Class B Shares and Class C Shares, respectively, and approximately 1.57% of the outstanding shares of Class A Shares of Pennsylvania Fund.

         As of July 31, 1997, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund:

Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------
Class A Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 6,888,355                       6.11%

Class B Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                   260,490                       6.07%

Class C Shares        David N. Arms and Janet E. Arms JT WROS
                      2147 Deep Creek Road
                      Perkiomenville, PA 18074                                  41,295                      17.01%

                      Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                    15,850                       6.53%

                      Gary R. Dysart
                      1147 Canterbury Drive
                      Lansdale, PA 19446                                        13,467                       5.55%

                      Barbara S. Peters
                      3640 Academy Road
                      Philadelphia, PA 19154                                    12,360                       5.09%


(SAI-PA/PART B)


         DMH Corp., Delaware Voyageur Holdings, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control of, Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)
         Chairman, President, Chief Executive Officer, Director and/or Trustee of the Funds, 32 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman and Director of Delaware Distributors, Inc. and Delaware
                  Capital Management, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                  Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
         Executive Vice President of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

(SAI-PA/PART B)


Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
                  Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation.
         Director of HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group. 460 North Gulph Road, King of Prussia, PA 19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

(SAI-PA/PART B)


Thomas F. Madison (61)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* Jeffrey J. Nick (44)
         Director and/or Trustee of the Funds and 32 other investment companies in the Delaware Group.
         President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc. From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Chairman and Director of Delaware Management Trust Company
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

----------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

(SAI-PA/PART B)


George M. Chamberlain, Jr. (50)
         Senior Vice President,Secretary and General Counsel of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director of DMH
                  Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company.
         Secretary and Director of Delaware International Holdings Ltd. Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Patrick P. Coyne (34)
         Vice President/Senior Portfolio Manager of the Funds, and each of the tax-exempt and the fixed-income funds in the Delaware Group and Delaware Capital Management, Inc.
         During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

Mitchell L. Conery (38)
         Vice President/Senior Portfolio Manager of the Funds, each of the tax-exempt and the fixed-income funds in the Delaware Group and Delaware Capital Management.
         Before joining the Delaware Group in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First Boston from 1992 to 1995.

Joseph H. Hastings (47)
         Senior Vice President/Corporate Controller of the Funds, each of the other 32 investment companies in the Delaware Group and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation. 1818 Market Street, Philadelphia, PA 19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

(SAI-PA/PART B)


Michael P. Bishof (35)

         Senior Vice President/Treasurer of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware
                  Distributors, Inc. and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc. and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting
                  of Delawre Distributors, L.P.
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended February 28, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of February 28, 1997.


                                                             Pension or                                   Total
                                                             Retirement             Estimated         Compensation
                                                              Benefits               Annual            from all 18
                                       Aggregate              Accrued               Benefits            Delaware
                                     Compensation            as Part of               Upon          Group Investment
Name                                   from Trust          Trust Expenses          Retirement*          Companies

W. Thacher Longstreth                   $3,788                  None                 $30,000              $51,315
Ann R. Leven                            $4,206                  None                 $30,000              $55,814
Walter P. Babich                        $4,122                  None                 $30,000              $54,815
Anthony D. Knerr                        $4,122                  None                 $30,000              $54,815
Charles E. Peck                         $3,785                  None                 $30,000              $49,542
Thomas F. Madison**                        N/A                  None                 $30,000                  N/A

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each fund at the time of such person's retirement. If an eligible trustee/director retired as of February 28, 1997, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

**     Thomas F. Madison joined the Board of Trustees on April 30, 1997.

(SAI-PA/PART B)


EXCHANGE PRIVILEGE

       The exchange privileges available for shareholders of a Fund's classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

       An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

       In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
       Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

       Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

       The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time.

       As described in the Funds' Prospectus, neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares

(SAI-PA/PART B)


which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
       With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
       Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

       Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

       Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                    *   *   *

       Following is a summary of the investment objectives of the other Delaware Group funds:

       Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

(SAI-PA/PART B)



       Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

       DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

       Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large- sized companies expected to grow over time that meet the fund's "Social Criteria" strategy.

       Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

       Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

       Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax- Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

(SAI-PA/PART B)


       Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

       International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

       Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment-grade fixed-income securities issued by U.S. corporations.


       Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher

(SAI-PA/PART B)

risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

       Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

       Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

       Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

       Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

       Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

(SAI-PA/PART B)


       Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware- Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax- Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax- Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

       Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

       Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

       Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware- Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.


       For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

(SAI-PA/PART B)



GENERAL INFORMATION

       The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

       The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

       Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       The Distributor acts as national distributor for the Funds and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for Pennsylvania Fund. The Distributor, and, in its capacity as such, DDI, received net commissions from Pennsylvania Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                                               Total Amount                 Amounts                     Net
                                              of Underwriting              Reallowed                Commission
                Fiscal Year Ended               Commissions               to Dealers                to DDLP/DDI
                -----------------               -----------               ----------                -----------

                     2/28/97                      $1,327,771               $1,103,552                $224,219
                     2/29/96                      $1,812,149               $1,508,209                $303,940
                     2/28/95                       2,314,576                1,933,079                 381,497



(SAI-PA/PART B)



       The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of Pennsylvania Fund as follows:

                                   Limited CDSC Payments

            Fiscal Year Ended                                Class A Shares
            -----------------                                --------------

                2/28/97                                            ---
                2/29/96                                            ---
                2/28/95                                         $9,359


       The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of Pennsylvania Fund as follows:

                                      CDSC Payments

           Fiscal Year Ended                                Class B Shares
           -----------------                                --------------

               2/28/97                                        $41,770
               2/29/96                                        $47,610
               2/28/95*                                        $4,941

*Date of initial public offering was May 2, 1994.


       The Distributor received CDSC payments with respect to Class C Shares of Pennsylvania Fund as follows:

                                  CDSC Payments

            Fiscal Year Ended                                Class C Shares
            -----------------                                --------------

                2/28/97                                         $1,818
                2/29/96*                                           ---

 *Date of initial public offering was November 29, 1995.


       Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

(SAI-PA/PART B)




       The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees.

       The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating a Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

       Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of each Fund's securities and cash. As custodian for a Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disbursements of money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.


Shareholder and Trustee Liability
       Under Pennsylvania law, shareholders of the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

       The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


       The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Fund by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

(SAI-PA/PART B)


Capitalization
       The Trust currently offers three series of shares, Tax-Free New Jersey Fund, Tax-Free Ohio Fund and Tax-Free Pennsylvania Fund. Each Fund currently offers three classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, as the other classes of that Fund. As a general matter, shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

       Prior to September 2, 1997, Delaware Group State Tax-Free Income Trust was known as DMC Tax-Free Income Trust - Pennsylvania. From May 18, 1992 to August 29, 1997, DMC Tax-Free Income Trust-Pennsylvania was known as and did business as Tax-Free Pennsylvania Fund. Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund.

Noncumulative Voting
       Trust shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

       This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

(SAI-PA/PART B)


APPENDIX A--DESCRIPTION OF RATINGS

Bonds
       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

       Excerpts from Fitch's description of its bond ratings: AAA--highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal; AA--very high credit quality, obligor's ability to repay interest and repay principal is very strong; A--high credit quality, obligor's ability to repay interest and repay principal is strong but more vulnerable to adverse economic conditions than higher rated bonds; BBB--satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse market conditions could impair timely payment; BB, B, CCC, CC--on balance, regarded as being increasingly speculative, with the obligor's ability to pay interest and repay principal very vulnerable to adverse economic conditions or a limited debt service safety margin; CC--minimal protection, default in payment of interest or principal seem probable over time; C--bonds are in imminent default in payment of interest and principal; DDD, DD, D--in default, with decreasing potential for recovery of interest and/or principal.

State and Municipal Notes
       MIG-1/VMIG-1--Notes bearing either of these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

       MIG-2/VMIG-2--Notes bearing either of these designations are of high quality, with margins of protection ample although not so large as in the preceding group.

         SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess

(SAI-PA/PART B)


overwhelming safety characteristics will be given a plus (+) designation.

       SP-2--Satisfactory capacity to pay principal and interest.

       F-1+/F-1--Exceptionally strong or very strong credit quality, strongest degree of assurance for timely payment.

       F-2--Good credit quality, satisfactory degree of assurance for timely payment.

SAI-PA-CHT


APPENDIX B--TAX EXEMPT vs TAXABLE YIELDS
Tax-Free Pennsylvania Fund

                                                         1997 Rates                      Tax Free Yield--5.0%
                                                  ---------------------  ----------------------------------------------------

                    Taxable Income                                                      Federal       Federal
                                                                                        Federal        State         State
                                                                                         State        County        County
                                                                           Federal      County      Pittsburgh   Philadelphia
                                                                           Taxable      Taxable       Taxable       Taxable
    Single Return              Joint Return       Fed      State Income  Equivalent   Equivalent   Equivalent(1) Equivalent(2)
    -------------              ------------       ---      ------------  ----------   ----------   ---------------------------
    $0-24,650                  $0-41,200          15%          2.8%          5.88%       6.46%        7.29%         6.81%
$24,651-59,750             $41,201-99,600         28%          2.8%          6.94%       7.56%        8.38%         7.96%
$59,751-124,650            $99,601-151,750        31%          2.8%          7.25%       7.87%        8.69%         8.29%
$124,651-271,050           $151,751-271,050       36%+         2.8%          7.81%       8.45%        9.27%         8.90%
  Over $271,050              Over $271,050       39.6%+        2.8%          8.28%       8.93%        9.75%         9.41%





                                                              Tax Free Yield--6.0%
                                               ---------------------------------------------------

                    Taxable Income                            Federal       Federal
                                                              Federal        State         State
                                                               State        County        County
                                                 Federal      County      Pittsburgh   Philadelphia
                                                 Taxable      Taxable       Taxable       Taxable
    Single Return              Joint Return    Equivalent   Equivalent   Equivalent(1) Equivalent(2)
    -------------              ------------    ----------   ----------   ---------------------------
    $0-24,650                  $0-41,200           7.06%       7.67%        8.50%         8.09%
$24,651-59,750             $41,201-99,600          8.33%       8.98%        9.81%         9.47%
$59,751-124,650            $99,601-151,750         8.70%       9.36%       10.18%         9.86%
$124,651-271,050           $151,751-271,050        9.38%      10.06%       10.88%        10.60%
  Over $271,050              Over $271,050         9.93%      10.63%       11.45%        11.20%




                                                      1997 Rates                      Tax Free Yield--7.0%
                                                  ---------------------  ----------------------------------------------------
                    Taxable Income                                                      Federal       Federal
                                                                                        Federal        State         State
                                                                                         State        County        County
                                                                           Federal      County      Pittsburgh   Philadelphia
                                                                           Taxable      Taxable       Taxable       Taxable
    Single Return              Joint Return       Fed      State Income  Equivalent   Equivalent   Equivalent(1) Equivalent(2)
    -------------              ------------       ---      ------------  ----------   ----------   ---------------------------

    $0-24,650                  $0-41,200          15%          2.8%          8.24%       8.88%        9.71%         9.36%
$24,651-59,750             $41,201-99,600         28%          2.8%          9.72%      10.41%       11.24%        10.97%
$59,751-124,650            $99,601-151,750        31%          2.8%         10.14%      10.85%       11.67%        11.43%
$124,651-271,050           $151,751-271,050        36%+        2.8%         10.94%      11.66%       12.49%        12.29%
  Over $271,050              Over $271,050       39.6%+        2.8%         11.59%      12.33%       13.16%        13.00%







                                                             Tax Free Yield--8.0%
                                                 ---------------------------------------------------
                    Taxable Income                              Federal       Federal
                                                                Federal        State         State
                                                                 State        County        County
                                                   Federal      County      Pittsburgh   Philadelphia
                                                   Taxable      Taxable       Taxable       Taxable
    Single Return              Joint Return      Equivalent   Equivalent   Equivalent(1) Equivalent(2)
    -------------              ------------      ----------   ----------   ---------------------------

    $0-24,650                  $0-41,200             9.41%      10.09%       10.92%        10.64%
$24,651-59,750             $41,201-99,600           11.11%      11.84%       12.67%        12.48%
$59,751-124,650            $99,601-151,750          11.59%      12.34%       13.16%        13.00%
$124,651-271,050           $151,751-271,050         12.50%      13.27%       14.09%        13.99%
  Over $271,050              Over $271,050          13.25%      14.04%       14.86%        14.79%










   Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax minus savings from itemizing state and local taxes, a 2.8% Pennsylvania income tax and a 4 mill county personal property tax. (1) Pittsburgh equivalent yields also include 4 mill city and 4 mill school property taxes. (2) Philadelphia equivalent yields also include the 4.96% school income tax. While it is expected that the Fund will invest primarily in obligations exempt from taxes, other income received by the Fund may be taxable. The yield used in the illustration should not be considered representative of the Fund's yield at any specific time.

+ For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

Tax-Free New Jersey Fund

|---------------|------------|------------|-----------|
| If your       |            |            |           |
| combined      |            |            |           |
| tax rate is:  |    29.3%   |    34.8%   |   43.5%   |
| (federal &    |            |            |           |
| New Jersey    |            |            |           |
| state)        |            |            |           |
|---------------|------------|------------|-----------|
| To match a    |    a taxable investment             |
| tax-exempt    |    would have to pay:               |
| yield of:     |                                     |
|---------------|------------|-------------|----------|
| 4.0%          |    5.7%    |     6.1%    |   7.1%   |
|---------------|------------|-------------|----------|
| 4.5%          |    6.4%    |     6.9%    |   8.0%   |
|---------------|------------|-------------|----------|
| 5.0%          |    7.1%    |     7.7%    |   8.8%   |
|---------------|------------|-------------|----------|


Illustrates hypothetical tax-free and taxable-equivalent yields for different tax brackets. Tax brackets do not take into account the effect of itemized deductions or AMT. Examples are for illustrative use only are not intended to represent past or future results of Tax-Free
New Jersey Fund. 1997 tax rates.




Tax-Free Ohio Fund

|---------------|------------|------------|-----------|------------|
| If your       |            |            |           |            |
| combined      |            |            |           |            |
| tax rate is:  |    31.5%   |    34.8%   |   40.1%   |   43.8%    |
| (federal &    |            |            |           |            |
| Ohio state    |            |            |           |            |
|---------------|------------|------------|-----------|------------|
| To match a    |    a taxable investment would have to            |
| tax-exempt    |    pay:                                          |
| yield of:     |                                                  |
|---------------|------------|-------------|----------|------------|
| 4.0%          |    5.8%    |     6.1%    |   6.7%   |    7.1%    |
|---------------|------------|-------------|----------|------------|
| 4.5%          |    6.6%    |     6.9%    |   7.5%   |    8.0%    |
|---------------|------------|-------------|----------|------------|
| 5.0%          |    7.3%    |     7.7%    |   8.3%   |    8.9%    |
|---------------|------------|-------------|----------|------------|


Illustrates hypothetical tax-free and taxable-equivalent yields for different tax brackets. Tax brackets do not take into account the effect of itemized deductions or AMT. Examples are for illustrative use only are not intended to represent past or future results of Tax-Free
Ohio Fund. 1997 tax rates.

(SAI-PA/PART B)



APPENDIX C

Investing in New Jersey Tax-Exempt Obligations

       The following information constitutes only a brief summary of some of the many complex factors that may affect issuers of New Jersey obligations. This information is derived from official statements published in connection with the issuance of bonds and notes of the State of New Jersey and from other publicly available information. It is believed to be accurate, although no independent verification has been made of any of the following information. The information is intended to provide a general recent historical description and is not intended to indicate future or continuing trends in the positions of the State of New Jersey or local governments.

       New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,071 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

       The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. In 1976, voters approved casino gambling for Atlantic City, which has become an important State tourist attraction.

       New Jersey's population grew rapidly in the years following World War II, before slowing to an annual rate of 0.27 percent in the 1970s. Between 1980 and 1990, the annual growth rose to 0.49 percent and between 1990 and 1995, accelerated to 0.52 percent(1). While this rate of growth is less than that for the United States, it compares favorably with other Middle Atlantic States. New York has shown a 0.15 percent annual rate of increase since 1990 and Pennsylvania's population has increased 0.30 percent per year.

       The small increase in the State's total population during the past quarter century masks the redistribution of population within the State. There has been a significant shift from the northeastern industrial areas toward the four coastal counties (Cape May, Atlantic, Ocean and Monmouth) and toward the central New Jersey counties of Hunterdon, Somerset and Middlesex.

       Total personal income(2) in New Jersey stood at $224.5 billion for 1994 and $237.2 billion for 1995, an increase of 5.6 percent. Nationally, total personal income grew by 6.2 percent between 1994 and 1995, while in New York and Pennsylvania it grew by 5.3 percent and 5.5 percent, respectively. Based on 1973 levels, the personal income index in 1995 stood at 539.2 for New Jersey,
464.0 for New York and 469.4 for Pennsylvania. The United States
--------
     1 U.S. Census Bureau, Population Division, 1995 estimates.
     2 U.S. Department of Commerce, Bureau of Economics Analysis.

(SAI-PA/PART B)


index stood at 558.3 (1973 = 100).

       Historically, New Jersey's average per capita income(3) has been well above the national average. The differential narrowed during the 1970s, widened in the 1980s and has narrowed slightly in the 1990s. In 1995, New Jersey ranked second among all states in per capita personal income ($29,848). It ranked higher than New York, with per capita income of $27,678 and Pennsylvania with $23,558. Only Connecticut, with $31,776, exceeded New Jersey.

       After enjoying an extraordinary boom during the mid-1980s, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession of 1990-1991, construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment3 from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss was followed by an employment gain of 200,700 from May 1992 to August 1996, a recovery of 77% of the jobs lost during the recession. More than two-thirds of this number, nearly 138,000 jobs, were recovered in the 31 month period from January 1994 to August 1996.

       Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6 percent during the first quarter of 1989 to a recessionary peak of 8.5% during 1992(4) Since then, the unemployment rate fell to an average of 6.4% in 1995 and 6.1% for the four month period from May 1996 through August 1996.

       For the recovery period as a whole, May 1992 to August 1996, service-producing employment in New Jersey has expanded by 228,500 jobs. Hiring has been reported by food stores, auto dealers, wholesale distributors, trucking and warehousing firms, utilities, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,500 and 8,100, respectively, in the 12- month period ending August 1996.

       In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995, however, manufacturing job losses increased slightly to 9,100, reflecting a slowdown in national manufacturing production activity. While experiencing growth in the number of production workers in 1994, the number declined in 1995 at the same time that managerial and office staff were also reduced as part of nationwide downsizing. Through August 1996 layoffs of white collar workers and corporate downsizing appear to be abating.

       Conditions have slowly improved in the construction industry, where employment has risen by 15,600 since its low in May 1992. Between 1992 and 1995, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996, public works projects and homebuilding became the growth
--------
     3 New Jersey Department of Labor, Division of Labor Market and Demographic Research.
     4 U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research.

(SAI-PA/PART B)


segments while nonresidential construction lessened.

       Nonresidential construction activity, as measured by contract awards, grew by 9.7% in 1993, 19.6% in 1994 and 3.0% in 1995. More recently, nonresidential building construction contracts fell by 20.5% in the first eight months of 1996. This decline is largely attributable to an abundance of large, one-time contract awards during 1995, including a $202.9 million contract for the construction of a state prison.

       Residential construction contracts through August 1996, despite monthly fluctuations, increased by 1.4% for the first eight months of 1996 as compared to the first eight months of 1995 ($1,502 million and $1,481 million, respectively). Nonbuilding or infrastructure construction rose robustly by 17.8% during this period. Despite these increases, total construction contracts declined by 3.9% when comparing the first eight months of 1995 and 1996.

       Improvements in overall employment opportunities and the economy in general have led to increased consumer spending during the recovery. While overall retail sales in New Jersey grew by only 1.6% during 1993, they performed much better in 1994, advancing by 7.8% which exceeded the 7.5% growth registered nationwide.

       During 1995, especially the winter months, consumer confidence and actual consumer spending moderated both nationally and in the State. For all of 1995, retail sales in New Jersey grew by 2.3%. Retail sales regained momentum in 1996 and have been on a moderately upward trend, rising to an annual rate of $76.5 billion through June. The State's pickup in growth after a blizzard-related January decline resulted in sales growth of 4.2% when comparing the first six months of 1995 with those of 1996. The rising trend in retail sales has translated into steady increases in retail trade jobs (both full- and part-time) with a rise in retail employment from December 1995 to August 1996 of 6,900 jobs.

       Total new vehicle registrations (new passenger cars and light trucks and vans) rose robustly in 1993 by more than 18%, and in 1994 by 5.8%, but declined by 4.4% in 1995. Through July 1996 however, total new vehicle registrations rose by 3.5% compared to the same time period in 1995.

       Unemployment in the State through August 1996 has been receding. According to the U.S. Bureau of Labor Statistics, the jobless rate dropped from 7.5% in 1993 to 6.8% in 1994 and to 6.4% in 1995. Subsequently, it has dropped to 6.1% for the four-month period from May 1996 through August 1996.

       The insured unemployment rate, i.e., the number of individuals claiming benefits as a percentage of the number of workers covered by unemployment insurance, declined from 3.9% during calendar years 1991 and 1992 to 3.3% during 1993 and then averaged 3.2% throughout 1994, 1995 and the first six months of 1996. As of August 1, 1996, the State's unemployment insurance trust fund balance stood at $2.1 billion.

       The State has benefitted from the national recovery. New Jersey's recovery is in its fifth year and appears to be sustainable now that the national economy has "soft landed." The U.S. economy is in a period of steady, moderate growth, having slowed enough during the fourth quarter of 1995 and first quarter of 1996 to avoid inflation, but not enough to slip into a recession. While the latest national indicators show that economic growth accelerated during the second quarter of this year, the inflation rate remained low.

       Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may very well continue to rise due to the sustained character of the recovery, although the interest-sensitive homebuilding industry may provide only a moderate amount of stimulus both nationally and in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in consumer outlays. Reasons for cautious optimism in New Jersey include

(SAI-PA/PART B)


increasing employment levels, a declining jobless rate, and a higher-than-national level of per capita personal income.

       If the nation's economic growth rate slows from the robust 4.7% growth in the second quarter of 1996, business expansion could become somewhat more subdued in New Jersey as the rest of 1996 unfolds. However, the State's economy should have enough momentum to keep its trend line pointing upwards. Its growth potential is not yet limited by the labor supply constraints beginning to affect some other parts of the country.

       Looking further ahead, prospects for New Jersey appear favorable. While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service industries.

       Legalized casino gambling was introduced into Atlantic City by the enactment of the Casino Control Act on June 2, 1977. For the year ended December 31, 1995, nine of Atlantic City's twelve casinos reported a profit. The industry as a whole reported net income of $147.1 million for the year, reflecting a $115.7 million increase from the net income of $31.4 million reported for the prior comparable period.

       For the six months ended June 30, 1996, seven of the twelve casinos reported a loss. The industry as a whole reported a net loss of $190.1 million compared to net income of $35.7 million for the prior comparable period. This industry net loss reflects the negative impact of an industry-wide increase in promotional programs, inclement weather in the first quarter as well as $175.5 million of combined extraordinary losses at Trump Plaza and Trump Taj Mahal during the second quarter due to certain capital transactions.

       For the year ended December 31, 1995 and the eight months ended August 31, 1996, the casino industry reported "Win" of $3.7 billion and $2.6 billion, respectively. "Win" represents the amount a casino wins at the slot machines and table games before operating expenses and taxes are deducted.

       For the year ended December 31, 1995 and the eight months ended August 31, 1996, the State collected revenue taxes for programs to assist the elderly and disabled of $298.1 million and $205.7 million, respectively. From May 20, 1978, the date the first casino opened, through August 31, 1996, the industry had paid a total of $3.4 billion to the State for these programs. As of August 31, 1996, the Casino Revenue Fund has earned $117.5 million in interest.

       At present there are several programs funded by the Casino Revenue Fund which assist the elderly and disabled. The gaming industry has also provided substantial revenue for municipal, county and school governments through real estate taxes and payment of the luxury tax which the State has authorized and which is applied to hotel and amusement revenues.

       The New Jersey State Lottery was created as a major source of revenue for State education and institutions. As of June 30, 1996, the Lottery has generated over $19.7 billion in gross revenues, paid $9.7 billion in prizes and contributed $8.24 billion to the State.

       The Director of the Division of Budget and Accounting in the New Jersey Department of the Treasury (the "Budget Director") prescribes and approves the accounting policies of the State and directs their implementation.

New Jersey's Accounting System

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       The State prepares its financial statements on a "modified accrual" basis utilizing the fund method of accounting. The National Council on Governmental Accounting in its publication entitled Statement Governmental Accounting and Financial Reporting Principles defines a fund as a fiscal and accounting entity with a self-balancing set of accounts recording cash and other financial resources together with all related liabilities and residual equities or balances, and changes therein, which are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with special regulations, restrictions or limitations. The State's financial statements reflect financial reporting practices in accordance with that definition. Accordingly, the State prepares separate statements for the General Fund, Special Revenue Funds, Debt Service Funds, Capital Project Funds, Trust and Agency Funds, Component Units-Authorities Funds, College and University Funds, General Fixed Asset Account Group and its General Long-Term Debt Account Group, and its component units.

       The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The appropriations act provides the basic framework for the operation of the General Fund.

       Special Revenue Funds are used to account for resources legally restricted to expenditure for specified purposes. Special Revenue Funds include the Casino Control Fund, the Casino Revenue Fund, the Gubernatorial Elections Fund and the Property Tax Relief Fund. Other Special Revenue Funds have been created which are either reported ultimately in the General Fund or are created to hold revenues derived from private sources. Debt Service Funds are used to account for the accumulation of resources for, and the payment of, principal and redemption premium, if any, of and interest on general obligation bonds. Capital Project Funds are used to account for financial resources to be used for the acquisition or construction of major State capital facilities. Trust and Agency Funds are used to account for assets held in a trust capacity or as an agent for individuals, private organizations, other governments and/or other funds. The General Fixed Asset Account Group accounts for the State's fixed assets acquired or constructed for general governmental purposes. The General Long-Term Debt Account Group accounts for the unmatured general long-term liabilities of the State.

       The Property Tax Relief Fund, the largest of the Special Revenue Funds, is used to account for revenues from the New Jersey Gross Income Tax. Revenues realized from the Gross Income Tax are dedicated by the State Constitution. All receipts from taxes levied on personal income of individuals, estates and trusts must be appropriated exclusively for the purpose of reducing or offsetting property taxes. Annual appropriations are made from the fund, pursuant to formulas established by the State Legislature, to counties, municipalities and school districts. The Property Tax Relief Fund was established by the New Jersey Gross Income Tax Act, N.J.S.A. 54A:9- 25, approved July 8, 1976.

       Component Units-Authorities account for operations where the intent of the State is that the cost of providing goods or services to the general public on a continuing basis be financed or recovered primarily through user charges, or where periodic measurement of the results of operations is appropriate for capital maintenance, public policy, management control or accountability. The College and University Funds account for the operations of Rutgers, the State University, the University of Medicine and Dentistry of New Jersey and the New Jersey Institute of Technology, and the nine State colleges including their foundations and associations, in accordance with existing authoritative accounting and reporting principles applicable to universities and hospitals.






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Audit Reports

       The State Auditor is directed by statute (N.J.S.A. 52:24-4) to "examine and post-audit all the accounts, reports, and statements and make independent verifications of all assets, liabilities, revenues, and expenditures" of the State and its agencies. The audit reports containing the opinion of the State Auditor are available for examination and review upon request to the State Treasurer.

Fiscal Years 1997 and 1998 Revenue Estimates

       Sales and Use Tax. The revised estimate as shown in the Governor's Fiscal Year 1998 Budget Message as updated by the Treasurer's Report to the Legislature forecasts Sales and Use tax collections for Fiscal Year 1997 as $4,385.0 million, a 1.5% increase from the Fiscal Year 1996 revenue. The Fiscal Year 1998 estimate of $4,550.0 million, is a 3.8% increase from the Fiscal Year 1997 estimate.

       Gross Income Tax. The revised estimate as shown in the Governor's Fiscal Year 1998 Budget Message as updated by the Treasurer's Report to the Legislature forecasts Gross Income Tax collections for Fiscal Year 1997 of $4,805.0 million, a 1.5% increase from Fiscal Year 1996 revenue. The Fiscal Year 1998 estimate of $4,915.0 million, is a 2.3% increase from the Fiscal Year 1997 estimate. Included in the Fiscal Year 1998 estimate is the enactment of a property tax deduction, to be phased in over a three-year period, permitting a deduction by resident taxpayers against gross income tax of a percentage of their property taxes.

       Corporation Business Tax. The revised estimate as shown in the Governor's Fiscal Year 1998 Budget Message as updated by the Treasurer's Report to the Legislature forecasts Corporation Business Tax collection for Fiscal Year 1997 as $1,268.0 million, a 8.2% decrease from Fiscal Year 1996 revenue. The Fiscal Year 1998 forecast as shown in the Governor's Fiscal Year 1998 Budget Message as updated by the Treasurer's Report to the Legislature of $1,272.0 million, is a 0.3% increase from the Fiscal Year 1997 estimate.

       General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

       Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent.

Programs Funded in Fiscal Year 1997

       Of the $16,278.7 million appropriated in Fiscal Year 1997 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, Casino Revenue Fund and the Gubernatorial Elections Fund, $6,419.0 million (39.5%) is recommended for State Aid to Local Governments, $3,858.0 million (23.7%) is recommended for Grants- in-Aid, $5,175.7 million (31.8%) for Direct State Services, $446.9 million (2.7%) for Debt Service on State general obligation bonds and $379.1 million (2.3%) for Capital Construction.



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  State Aid to Local Governments

       State Aid to Local Governments is the largest portion of Fiscal Year 1997 recommendation. In Fiscal Year 1997, $6,419.0 million of the State's appropriations consist of funds which are distributed to municipalities, counties and school districts.

       The largest State Aid appropriation, in the amount of $4,877.4 million, is provided for local elementary and secondary education programs. Of this amount, $2,721.7 million is foundation aid. In addition, $292.9 million is at-risk pupil aid, $247.2 million is pupil transportation aid and $601.1 million is for special education. Also, $69.6 million provides nonpublic school aid and $69.9 million pays debt service on school bonds. In addition, $667.4 million is appropriated on behalf of school districts as the employer shares of the social security and teachers' pensions and benefits programs.

       Appropriations to the Department of Community Affairs (DCA) total $840.4 million in State Aid monies for Fiscal Year 1997. Consolidated Municipal Property Tax Relief Aid is appropriated in the amount of $755.0 million. In addition there is $16.7 million for housing programs, $33.0 million for a block grant program, $30 million for discretionary aid and $5.7 million in other aid.

       Appropriations to the State Department of the Treasury total $212.4 million in State Aid monies for Fiscal Year 1997. The principal programs funded by these appropriations are aid to county colleges ($128.8 million); the cost of senior citizens, disabled and veterans property tax deductions and exemptions ($55.8 million); the State contribution to the Consolidated Police and Firemen's Pension Fund ($9.7 million); and aid to densely populated municipalities ($9.0 million).

       Other appropriations for State Aid in Fiscal Year 1997 include: welfare programs ($340.6 million); and aid to county mental hospitals ($76.0 million).

  Direct State Services

       The second largest portion of appropriations in Fiscal Year 1997 is applied to Direct State Services which supports the operation of State government's sixteen departments, the Executive Office, several commissions, the State Legislature and the Judiciary. In Fiscal Year 1997, appropriations for Direct State Services aggregate to $5,175.7 million. Some of the major appropriations for Direct State Services during Fiscal Year 1997 are detailed below.

       $602.1 million is appropriated for programs administered by the Department of Human Services. Of that amount, $439.2 million is appropriated for mental health and developmentally disabled programs, including the operation of seven psychiatric institutions and eight developmental centers.

       $19.4 million is appropriated for administration of the Medicaid program; $37.7 million for administration of the various income maintenance programs, including Work First New Jersey; and $72.2 million for the Division of Youth and Family Services, which protects the children of the State from abuse and neglect.

       The Department of Labor is appropriated $55.5 million for the administration of programs for workers compensation, unemployment and temporary disability insurance, manpower development and health safety inspection.

         The Department of Health and Senior Services is appropriated $45.1 million for the prevention and treatment of


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(SAI-PA/PART B)


diseases, alcohol and drug abuse programs, regulation of health care facilities, the uncompensated care program, and senior services programs.

       $732.3 million is appropriated for the support of nine State colleges, Rutgers University, the New Jersey Institute of Technology and the University of Medicine and Dentistry of New Jersey.

       $908.4 million is appropriated to the Department of Law and Public Safety (excluding the Division of Juvenile Services) and the State Department of Corrections. Among the programs funded by this appropriation are the administration of the State's correctional facilities and parole activities, and the investigative and enforcement activities of the State Police.

       $57.6 million is appropriated for the programs operated by the Division of Juvenile Services, including $19.7 million for the New Jersey Training School for Boys and $14.8 million for the Juvenile Medium Security Center.

       $159.4 million is appropriated to the Department of Transportation for the various programs it administers, such as the maintenance and improvement of the State highway system and the registration and regulation of motor vehicles and licensed drivers.

       $179.9 million is appropriated to the Department of Environmental Protection for the protection of air, land, water, forest, wildlife and shellfish resources and for the provision of outdoor recreational facilities.

  Grants-in-Aid

       The third largest portion of appropriations in Fiscal Year 1997 is for grants-in-aid. These represent payments to individuals or public or private agencies for benefits to which a recipient is entitled to by law, or for the provision of services on behalf of the State. The amount appropriated in Fiscal Year 1997 for grants-in-aid is $3,858.0 million.

       $1,927.4 million is appropriated for programs administered by the Department of Human Services. Of that amount, $1,304.1 million is for medical services provided under the Medicaid program, $172.9 million is for community programs for the developmentally disabled, $159.5 million is for community programs for the mentally ill, $211.3 million is for grant programs administered by the Division of Youth and Family Services, and $75.5 million is for welfare reform and homeless services.

       $905.4 million is appropriated for programs administered by the Department of Health and Senior Services. Of that amount, $585.1 million is for medical services provided under the Medicaid program, $185.7 million is for pharmaceutical assistance to the aged and disabled and $76.3 million is for the Lifeline Program.

       $325.0 million is appropriated to the Department of the Treasury for the Homestead Rebate program, which provides property tax relief to homeowners and renters.

         $219.6 million is appropriated to the Department of Transportation for bus and railroad subsidies.

       Higher Education functions are appropriated $248.5 million for various grant programs including $149.3 million for student financial assistance, $19.7 million to support independent colleges and universities, $40.3 million for debt service for the Equipment Leasing Fund and the Higher Education Facilities Trust Fund and $32.2 million for Educational Opportunity Fund Grants.

         The Department of Corrections is appropriated $119.8 million for grants-in-aid. The largest items of


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(SAI-PA/PART B)


appropriation in this Department are $92.5 million for payments to county penal facilities to house State inmates and $22.8 million for the purchase of community services.

  Debt Service

       The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal payments, interest payments and if provided, redemption premium payments, if any, required to fully pay the bonds. The appropriation for the debt service obligation on outstanding indebtedness is $446.9 million for Fiscal Year 1997.

  Capital Construction

       In addition to payments from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In Fiscal Year 1997, the amount appropriated to this purpose is $379.1 million. $304.5 million is for transportation projects and is being credited to the Transportation Trust Fund Account of the General Fund, $22.0 million is for hazardous substance remediation and underground tank remediation and $15.0 million is for shore protection.

       All appropriations for capital projects and all proposals for State bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

Subsequent Events

       Subsequent to the Governor's Fiscal Year 1998 Budget Message as updated by the Treasurer's Report to the Legislature, the Treasurer has revised his revenue estimates for Fiscal Year 1998 based on tax collection data as of May 30, 1997. Based upon the increased flow of tax collections, it is estimated that approximately $200 million to $300 million in additional revenues will be received by the end of Fiscal Year 1998. The Department of Education has recommended that the appropriation for School Aid for Fiscal Year 1998 be increased by $246 million to comply with the decision by the New Jersey Supreme Court in Abbott v. Burke. Other budgetary savings have been identified by the Treasurer to ensure that the increased appropriation in school aid will not reduce the ending Undesignated Fund Balance (the "Surplus") for Fiscal Year 1998 below the level recommended in the Governor's Fiscal Year 1998 Budget Message which is $550 million.

       The State Legislature is required by the Constitution to adopt an annual appropriations act by the end of the State's fiscal year which is June 30, 1997. The State Legislature may propose other spending and saving initiatives. While the annual appropriations bill has not yet been introduced to the Legislature, it is anticipated that any changes made in such appropriations bill will not materially adversely impact the Surplus.

       In Fiscal Year 1992 the State initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $600 million of tax and revenue anticipation notes outstanding. These notes shall mature on June 13, 1997.

       Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State Constitution. Such notes constitute special obligations of the State payable solely


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(SAI-PA/PART B)


from moneys on deposit in the General Fund and the Property Tax Relief Fund and legally available for such payment.

       The following are cases presently pending or threatened in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.

       New Jersey Education Association et. al v. State of New Jersey et. al. This case represents a challenge to amendments to the pension laws enacted on June 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund ("TPAF"), the Public Employee's Retirement System ("PERS"), the Police and Fireman's Retirement System ("PFRS"), the State Police Retirement System ("SPRS") and the Judicial Retirement System ("JRS"). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, P.L. 1994, Chapter 62 ("Chapter 62"), as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment ("COLA") for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of the State's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin the State from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against the State would have a significant impact upon the Fiscal Year 1997 and Fiscal Year 1998 budgets. The State filed a motion to dismiss and a motion for summary judgment.

       On October 6, 1995, the Court issued its opinion in which it dismissed the State as a party to the action. The only defendant is Treasurer Clymer. The claims surviving the motion are: (1) breach of trust and fiduciary duty (against the Treasurer in both his individual and official capacities); (2) violation of Due Process (against the Treasurer in both his individual and official capacities); and (3) a 42 U.S. C ss.1983 claim (against the Treasurer in his individual capacity).

       The forms of relief sought related to these surviving claims are: (1) a declaration that certain provisions of Chapter 62 violate Due Process of law under the Fifth and Fourteenth Amendments to the U.S. Constitution; (2) a declaration that the enactment and implementation of certain provisions of Chapter 62 constitute a breach of the fiduciary obligations owed to contributing participants, vested participants and retirees of the TPAF and PERS; (3) a declaration that Chapter 62 contravenes the statutory and common law duties to administer and fund the plans in an actuarially sound and fiscally responsible manner; (4) a permanent injunction against administering, enforcing or otherwise implementing certain provisions of Chapter 62; (5) directing payment of plaintiffs' attorneys' fees, disbursements and costs pursuant to 42 U.S.C ss.1988.

       The State filed a motion for reconsideration or, in the alternative, for certification to the Third Circuit Court of Appeals, of the remaining claims. By order dated December 19, 1995, the District Court denied the motion in all respects. On January 29, 1996, the State, on behalf of Treasurer Clymer, filed a Petition for a Writ of Mandamus and a Motion for a Stay of the Proceedings below, pending consideration and disposition of the petition, with the Third Circuit Court of Appeals. In the petition, Treasurer Clymer asked the Court of Appeals to direct the District Court to dismiss the complaint or enter summary judgment in his favor. Alternatively, the Treasurer asked the Court of Appeals to order the District Court to vacate its order denying summary judgment and resolve that motion as a matter of law without discovery or fact finding or to certify the issues for interlocutory appeal. The Third Circuit Court of



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(SAI-PA/PART B)


Appeals denied the motion and petition on February 20, 1996. The matter is currently stayed pending the adoption of the Appropriations Act for Fiscal Year 1998. The State intends to vigorously defend this action.

       Beth Israel Hospital et. al. v. Essential Health Services Commission. This case represents a challenge by eleven New Jersey hospitals to the .53% hospital assessment authorized by the Health Care Reform Act of 1992, specifically N.J.S.A. 26:2H-18.62. Amounts collected pursuant to the assessment are paid into the hospital and other health care initiatives account of the Health Care Subsidy Fund, to be used for various health care programs. Specifically, the funds are currently used for those programs previously established pursuant to N.J.S.A. 26:2H- 18.47. In this appeal of the assessment, filed with the Appellate Division on December 6, 1993, appellants argue that collection of the assessment is invalid in the absence of Hospital Rate Setting Commission approval of the approved revenue base used in the calculation. At the same time, appellants filed an application for injunctive relief, seeking to stay any collection, which application was denied. In a decision dated July 10, 1995, the Appellate Division rejected appellants' contention that the respondents were prohibited from collecting the assessment. However, the court also found that the hospitals had not been afforded an opportunity to be heard on the assessment, and thus remanded the case to the Essential Health Services Commission for a hearing. Because the Commission has been abolished by L. 1995,
c. 133, and its responsibilities assigned to the Department of Health, the Department of Health held the hearing on August 30, 1995. By letters dated March 26, 1996, the Department of Health affirmed the prior assessments. The hospitals filed a notice of appeal challenging that decision on May 10, 1996 and the case has now been briefed. The State intends to vigorously defend this action.

       Tort, Contract and Other Claims. At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.

       The State routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against the State must be preceded by a notice of claim, which affords the State the opportunity for a six-month investigation prior to the filing of any suit against it.

       In addition, at any given time, there are various numbers of contract and other claims against the State and State agencies, including environmental claims asserted against the State, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

       At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). An independent study estimated an aggregate potential exposure of $86,795,000 for tort and medical malpractice claims pending as of June 30, 1996. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

         County of Passaic v. State of New Jersey. This action filed by the County of Passaic, the Passaic County Utilities Authority, and the Passaic County Pollution Control Financing Authority ("plaintiffs"), alleged tort and contractual claims against the State of New Jersey ("State") and the New Jersey Department of Environmental


                                      -81-

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(SAI-PA/PART B)


Protection ("NJDEP") associated with a resource recovery facility which plaintiffs had once planned to build. The plaintiffs alleged that the State and the NJDEP violated a 1984 consent order concerning the construction of a resource recovery facility in Passaic County. Plaintiffs' complaint alleged approximately $30 million in damages against the State and the NJDEP. On March 17, 1995, the court granted the State's motion for summary judgment, dismissing all counts of plaintiffs' complaint against the State and the NJDEP, with prejudice. The court found that there was no legal obligation or duty on the part of the State or the NJDEP concerning the project. Plaintiffs have filed an appeal of the court's decision. The State intends to vigorously defend this appeal.

       Interfaith Community Organization v. Shinn, et al. In late October, 1993, the Interfaith Community Organization ("ICO") a coalition of churches and church leaders in Hudson County, filed suit on behalf of the ICO's membership and the citizens of Hudson County against the Governor, the Commissioner of the New Jersey Department of Environmental Protection ("DEP"), Commissioner of the Department of Health ("DOH"), and Lance Miller, Assistant Commissioner of DEP. The multicount complaint alleged violations of numerous laws, allegedly resulting from the existence of chromium contamination in the State-owned Liberty State Park in Jersey City. It also asserted the alleged failure by DEP and DOH to properly conduct remediation and health screens in Hudson County concerning chromium contamination. No immediate relief was sought, but injunctive and monetary relief was asked for.

       In June 1994, ICO hired a law firm to represent it in this matter. The firm filed amended complaints, naming only Commissioner Shinn of DEP and Governor Whitman as defendants and alleges only Clean Water Act ("CWA") and Resource Conservation Recovery Act ("RCRA") violations at Liberty State Park. Under the "citizen suit" provisions of these federal acts, plaintiff is seeking remediation, health studies and attorneys' fees. ICO has served the defendants with a motion for a preliminary injunction requesting that the court order the closure of Liberty State Park, security which will permit no entry to the park, emergency dust suppression efforts and a plan to remediate the park. The State intends to oppose the motion. The State is unable to estimate its exposure for this claim. In March, 1995, ICO filed another lawsuit over the shipments of soil from the 1-287 Wetlands Mitigation Project to Liberty State Park. The defendants in that suit are Commissioner Shinn, Governor Whitman, Commissioner Wilson of the Department of Transportation ("DOT") and R. W. Vogel, Inc., the transporter of the soil. The new suit seeks a declaration that the CWA is being violated and demands cessation of all construction at Liberty State Park and penalties against Vogel. The State intends to defend these suits vigorously.

       American Trucking Associations, Inc. and Tri-State Motor Transit, Co. v. State of New Jersey. The American Trucking Associations, Inc. ("ATA") and Tri-State Motor Transit, Co. filed a complaint in the Tax Court on March 23, 1994 against the State of New Jersey and certain state officials challenging the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection ("DEP"). A-901 refers to the Assembly bill number which was adopted in 1983 as an amendment to the Solid Waste Management Act, N.J.S.A. 13:1E-I et seq., and codified at N.J.S.A. 13:1E-1-26 et seq., establishing a requirement that all persons and entities engaged in solid and hazardous waste activities in the State be investigated prior to the issuance of a license. Plaintiffs are alleging that the A-901 renewal fees discriminate against interstate commerce in violation of the Commerce Clause of the United States Constitution; that the fees are not used for the purposes for which they are levied; and that the fees do not reflect the duration or complexity of the services rendered by the government entities receiving the fees as required under the A-901 statute. Plaintiffs are seeking a declaration that the fees are unconstitutional; a permanent injunction enjoining the future collection of the fees; a refund of all annual A-901 renewal fees and all fines and penalties collected pursuant to enforcement of these provisions; and attorneys' fees and costs. Plaintiffs are also seeking class certification of their action.

       The DEP currently collects approximately $3.5 to $4 million in A-901 fees annually. In previous years, the total amount of fees collected was higher because the number of applicants and licensees subject to the fees was



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(SAI-PA/PART B)


much larger. It is presently unknown what portion of the A-901 fees are paid by haulers engaged in interstate commerce, and what percentage of the monies are renewal fees as opposed to initial application fees. Consequently, the State is unable to estimate its exposure for this claim and intends to defend this suit vigorously.

       Abbott v. Burke. On January 6, 1997 the Education Law Center filed a motion in aid of litigants' rights with the Supreme Court of New Jersey in Abbott v. Burke. In 1994 the Supreme Court ruled in Abbott v. Burke that the State had to enact a funding formula that would close the spending gap between poor urban school districts and wealthy suburban districts by fiscal year 1998. On December 20, 1996 the Comprehensive Education Improvement and Financing Act ("CEIFA") was enacted. CEIFA is a departure from the mechanisms of previous funding formulas. The CEIFA is centered upon the Core Curriculum Content Standards -- a comprehensive description of what all students should know and be able to accomplish upon completion of a thirteen year public education. The State projects that special needs districts will be spending between 91% and 96% of the wealthy suburban districts in the 1997-1998 school year under CEIFA. Plaintiffs concede that, under CEIFA, special needs districts are projected to be spending at 91% of the wealthy suburban districts in the 1997-1998 fiscal year. In its motion, the Education Law Center requests, in part, relief in the form of 100% spending parity or State aid in the amount of approximately $200 million dollars to be redistributed to the special needs districts. On May 14, 1997, the Supreme Court rendered a decision in Abbott v. Burke and held that CEIFA was unconstitutional as applied to the 28 Abbott districts. The Court ordered the State to appropriate additional funds, beginning in the 1997-98 school year, so that each Abbott district would be able to spend at the average of the wealthy suburban districts. In addition, the Court remanded the matter to the Superior Court to oversee a directive to the Commissioner of Education to study and report on the special educational needs of students in the Abbott districts and the facilities needs in those districts. The Superior Court is required to issue a final determination on those issues by December 31, 1997. The Supreme Court retained jurisdiction of the matter.

       Affiliated FM Insurance Company, et al. v. State of New Jersey, et al. The plaintiffs in this action are insurers licensed or admitted to write property and casualty insurance in the State of New Jersey pursuant to N.J.S.A. 17:17-1 et seq. and are all members of the New Jersey Property-Liability Insurance Guaranty Association ("PLIGA"), a private, non-profit organization created to cover claims against certain insolvent insurers. Plaintiffs have filed suit in the Superior Court of New Jersey, Chancery Division, Mercer County against the State of New Jersey, the Commission of Banking, the Department of Bank and Insurance, PLIGA and the State Treasurer. Plaintiffs contend that their assessments are being used to retire debt of the Market Transition Fund ("MTF"). The plaintiffs argue that they were never members of the MTF, are not statutorily responsible for its losses, have not agreed to assume its losses and did not relinquish any right to repayment of loan assessments to PLIGA. Under the Fair Automobile Insurance Reform Act of 1990 ("FAIRA"), PLIGA is responsible for assessing and collecting from its member insurers the amounts necessary to make certain loans to the Auto Guaranty Fund (the "Auto Guaranty Fund"), a special nonlapsing fund create pursuant to FAIRA. Plaintiffs contend that assessments dating back to 1990 are in dispute and challenge the constitutionality of the assessments and legislation which allow the assessments and request declaratory relief and an order that the monies assessed since 1990 be returned as well as an accounting. The State intends to vigorously defend this action and has filed a motion to dismiss this case.

       C.F., et al. v. Fauver, et al. This case is brought as a purported class action consisting of prisoners with serious mental disorders who are confined within the facilities of the Department of Corrections (the "Class") against the Commission of the Department of Corrections and other officers of the Department of Corrections. The Class alleges cruel and unusual punishment, violation of the Americans with Disabilities Act of 1990, discrimination against members of the Class, sex discrimination and violation of due process. The suit was brought by the Class in the United States District Court of the District of New Jersey. Through this action, the Class seeks injunctive relief in the form of changes to the manner in which mental health services are provided to inmates. The Class also seeks changes in the disciplinary process to the extent that an inmate's mental health is taken into consideration by a



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(SAI-PA/PART B)


hearing officer when adjudicating a disciplinary charge. Discovery has commenced and is continuing. The State intends to vigorously defend this action.

       Cleary v. Waldman. This case involves the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act ("MCCA"). Under this provision, the spouse of an institutionalized husband or wife, is allowed to have sufficient funds to live in the community, called the monthly needs allowance.

                The State in determining a spouse's monthly needs allowance, uses a system called the "income first" rule. If a community spouse does not have sufficient funds to meet the monthly needs allowance, an institutionalized spouse is allowed to shift his or her income to the community spouse to make up the difference. If the institutionalized spouse's income is insufficient to meet the monthly needs allowance, then the institutionalized spouse is allowed to shift resources to the community spouse to generate income to make up the difference.

       A class action was brought in federal court in which plaintiffs' argue that the income first rule is disallowed under the MCCA. Rather plaintiffs claim that the MCCA mandates the use of what is called the "resource-first" rule. Under this scheme, before income is shifted form the institutionalized spouse to the community spouse to meet the monthly needs allowance, resources must be shifted first and income generated from these resources used to meet the monthly needs allowance.

       Estimates of exposure if a court were to find that the MCAA only allows the "resource-first" rule has been estimated in the area of $50 million per year from both State and Federal sources combined.

       Plaintiffs filed for a preliminary injunction arguing that, under federal law, only the resource first rule was allowed under the MCCA. The State opposed the motion and the New Jersey Association of Health Care Facilities and the New Jersey Association for Non-Profit Homes for the Aging moved for intervenor status, opposing the plaintiffs' motion. The court granted the motion of intervention and denied the motion for preliminary injunction, finding that plaintiffs were unlikely to prevail on the merits since New Jersey's methodology was at least a permissible application of the federal law.

       Subsequently, plaintiffs filed for class certification which was granted on March 25, 1996. On March 26, 1997, Plaintiffs have filed a Notice of Appeal to the Court of Appeals for the Third Circuit. The State intends to vigorously defend this action.

       United Hospitals et al. v. State of New Jersey and William Waldman. This case represents a challenge by 18 New Jersey hospitals to Medicaid hospital reimbursement since February, 1995. The matter was filed in the Appellate Division of the Superior Court of New Jersey in January, 1997. The hospitals challenge all of the following: (i) whether the State complied with ceratin federal requirements for Medicaid reimbursement; (ii) whether the State's reimbursement regulations, N.J.A.C. 10:52-1 et seq., are arbitrary, capricious and unreasonable; (iii) whether the Department of Human Services (DHS) incorrectly calculated the rates; (iv) whether DHS denied hospitals of a meaningful appeal process; (v) whether the 1996-7 State Appropriation Act (L.1996, c.42) violates the New Jersey Constitution with respect to the provision for Medicaid reimbursement to hospitals; and (vi) whether DHS violated the Medicaid State Plan, filed with the U.S. Department of Health and Human Services, in implementing hospital rates in 1995 and 1996. The State intends to vigorously defend this action.

         Trump Hotels & Casino Resorts, Inc. v. Mirage Resorts Incorporated, The State of New Jersey at al. An action was filed in Federal District Court to enjoin and declare unlawful the actions of the Mirage Resorts Incorporated ("Mirage"), the State of New Jersey, the New Jersey Department of Transportation, the South Jersey Transportation Authority, the Casino Reinvestment Development Authority ("CRDA"), the New Jersey Transportation Trust Fund

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(SAI-PA/PART B)


Authority and certain officials of the aforesaid agencies and authorities in their efforts to revitalize Atlantic City through the design and construction of a highway and tunnel funded by Mirage, the New Jersey Transportation Trust Fund Authority and $55,000,000 in bonds to be issued by the South Jersey Transportation Authority and collateralized by future alternative investment obligations of casinos to be located in the marina district of Atlantic City. Plaintiffs claim that the highway and tunnel development funding violates a provision of the New Jersey State Constitution that requires the State to dedicate all State revenues derived from gambling to programs benefiting the elderly and the disabled pursuant to the New Jersey State Constitution, Article IV, Section 7, Paragraph 2. The plaintiffs further allege that (i) the failure to disclose the constitutional infirmities alleged in the financing for the highway and tunnel project will be material omissions within the meaning of Rule 10b-5 of the Securities and Exchange Act of 1934; (ii) the defendants have sought to avoid the federal requirements of the Clean Water Act, the Federal Highway Act, and the Clean Air Act; and (iii) the defendants have sought to avoid the requirement of the New Jersey Coastal Area Facility Review Act. The State has filed a motion to dismiss the federal action and filed a declaratory judgment action in Superior Court of New Jersey, Law Division-Atlantic County, seeking a declaration that the alternative investment program established under N.J.S.A. 5:12-144.1 of the CRDA legislation and the use of parking fees and sales tax revenues under the CRDA legislation to fund eligible projects do not violate the New Jersey State Constitution. In opinion filed May 1, 1997, defendant's motion to dismiss the federal suit was granted. In opinion filed May 14, 1997, declaratory judgment was granted in favor of the State and CRDA in Superior Court. Defendants have moved for direct certification to the Supreme Court of New Jersey in opposition to the declaratory judgment.

         Four additional cases have been filed in opposition to the road and tunnel project which also contain similar challenges. The four matters, Bryant et al. v. New Jersey Department of Transportation et al., Merolla and Brady v. The Casino Reinvestment Development Authority et al., Monmouth County v. the Casino Reinvestment Development Authority et al., and Gallagher et al. v. The Casino Reinvestment Development Authority et al. are also being vigorously defended by the State. These matters have been consolidated into one action in Atlantic County.

       Blecker v. State of New Jersey. This is a class action lawsuit filed in Superior Court-Law Division, Atlantic County, on behalf of all providers of Medicare Part B services to Qualified Medicare Beneficiaries (QMB's) seeking reimbursement for Medicare co-insurance and deductibles not paid by the State Medicaid program from 1988 to February 10, 1995. QMB's are persons who are eligible for Medicare and Medicaid and from whom Medicaid pays the premiums for Medicare Part B benefits. From 1988 until February 10, 1995 the State did not pay providers for co-insurance and deductibles unless the Medicare rate plus the co-insurance and deductibles was equal to or less than the Medicaid reimbursement rate for the service. Plaintiff alleges a breach of the contract between the State and Federal governments intended to benefit providers, and a breach of a contract between the State Medicaid program and its providers, as well as a claimed violation of federal civil rights law. Plaintiff is seeking all co-insurance and deductibles for Medicare Part B benefits provided to all QMB's for the period from 1988 to 1995. The State intends to vigorously defend this lawsuit.

Investing in Ohio Tax-Exempt Obligations
       As described above, the Ohio Trust will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Trust is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

(SAI-PA/PART B)



       Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

       There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

       Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1995 is 11,157,000.

       While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

       In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5 % national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unemployment rate and its effects vary among geographic areas of the State.

       There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Trust or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

       The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

       Key biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund (BSF, a cash and budgetary management fund). June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

       The next biennium, 1992-93, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the BSF to the GRF in FY 1992.

(SAI-PA/PART B)


       Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

       A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

       None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

       The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF (which had an June 17, 1997 balance of over $828 million). The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

       In the biennium ending June 30, 1997, the Office of Budget and Management projected, early in June, a GRF ending final balance of approximately $472 million.

       The GRF appropriations act for the 1997-98 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act.

       The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

       By 14 constitutional amendments approved from 1921 to date (the latest adopted in 1995) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At June 16, 1997, $1.02 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($32.3 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($879 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($94.2 million outstanding or in the process of delivery, with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program

(SAI-PA/PART B)


(authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more that $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

       The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $4.8 billion of which were outstanding at June 16, 1997.

       A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

       A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

       State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

       Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has recently concluded that aspects of the system (including basic operating assistance and the loan program described below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year to permit time for responsive corrective actions. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $94.5 million for 27 districts (including $75 million for one) in FY 1993, $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), and $87.2 million for 20 districts in FY 1996 (including $42.1 million for one).

       Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

       For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a

(SAI-PA/PART B)


financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 19 of them the fiscal situation was resolved and the procedures terminated. As of June 16, 1997, the 1996 school district "fiscal emergency" provision had been applied to four districts, and eight districts had been placed on preliminary "fiscal watch" status.

       At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Investing in Pennsylvania Tax-Exempt Obligations
       The following information constitutes only a brief summary, does not purport to be a complete description, and is derived from official statements prepared in connection with the issuance of bonds and notes of the Commonwealth of Pennsylvania (the "Commonwealth") and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the Commonwealth or of local government units located in the Commonwealth. The Fund has not independently verified this information.

       The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

       For the five year period from fiscal 1992 through fiscal 1996, revenues and other sources (determined on a general accepted accounting principles - "GAAP" - basis) increased by an average annual rate of 4.6%. Intergovernmental revenues increased by an average annual rate of 13.2% due, in part, to an accounting change. Tax revenues during this period increased an average of 2.5% as modest economic growth, low inflation rates and several tax rate reductions and other tax reduction measures constrained growth of tax revenues. The tax reduction measure followed a $2.7 billion tax increase adopted for the 1992 fiscal year.

       Expenditures and other uses during the fiscal 1992 through fiscal 1996 period rose at an average annual rate of 6.0%, led by increases of 14.2% for protection of persons and property. A prison expansion program and other correctional program expenses are responsible for the large percentage increase in this area. Efforts to control costs for various social welfare programs and the presence of favorable economic conditions have led to a modest 5.6% increase for public health and welfare costs for the five year period.

       The fund balance at June 30, 1996 totaled $635.2 million, a $547.7 million increase from the balance of $87.5 million at June 30, 1992.

       Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in its fiscal year-end unappropriated General Fund balance. The fiscal 1995 unappropriated surplus (prior to reserves for transfer to the Tax Stabilization Fund) was $540 million, an increase of $204.2 million over the fiscal 1994 unappropriated surplus (prior to transfers). Commonwealth revenues were $459.4 million (2.9%) above the estimate of revenues used at the

(SAI-PA/PART B)


time the budget was enacted. The higher than estimated revenues from tax sources were due to faster economic growth in the national and state economy than had been projected when the budget was adopted. Expenditures from Commonwealth revenues (excluding pooled financing expenditures), including $65.5 million of supplemental appropriations enacted at the close of the 1995 fiscal year, totaled $15,674 million, representing an increase of 5% over spending during fiscal 1994.

       For GAAP purposes, the General Fund recorded a $49.8 million deficit for fiscal 1995, leading to a decline in the fund balance to $688.3 million at June 30, 1995. The two items which predominantly contributed to the decline in the fund balance were (i) the use of a more comprehensive procedure to compute the liabilities for certain public welfare programs, leading to an increase for the year-end accruals, and (ii) a change in the methodology used to calculate the year-end accrual for corporate tax payables which increased the tax refund liability by $72 million for the 1995 fiscal year when compared to the previous fiscal year.

       The fiscal 1996 unappropriated surplus (prior to transfer to the Tax Stabilization Reserve Fund) was $183.8 million, $65.5 million above estimate. Net expenditures and encumbrances from Commonwealth revenues, including $113 million of supplemental appropriations (but excluding pooled financing expenditures) totaled $16,162.9 million. Expenditures exceeded available revenues and lapses by $253.2 million. The difference was funded from a planned partial drawdown of the $437 million fiscal year adjusted beginning unappropriated surplus.

       Commonwealth revenues (prior to tax refunds) for fiscal 1996 increased by $113.9 million over the prior year to $16,338.5 million (representing a growth rate of .7%). Tax rate reductions and other law changes substantially reduced the amount and rate of revenue growth for the fiscal year. It is estimated the tax changes enacted for the fiscal year reduced Commonwealth revenues by $283.4 million.

       For GAAP purposes, the fiscal 1996 fund balance was drawn down $53.1 million to $635.2 million. A planned draw down of the budgetary unappropriated surplus during the fiscal year contributed to expenditures and other uses exceeding revenues and other sources by $28.0 million. As a result, the unreserved fund balance declined by $61.1 million, reducing the balance to $381.8 million at the end of fiscal 1996. Total revenues and other sources increased by 8.7% for the fiscal year, led by a 24.2% increase in intergovernmental revenues (due mainly to an accounting change in the way in which food stamp coupon revenue received from the federal government is counted as income to the Commonwealth). Expenditures and other uses increased by 8.6% for fiscal 1996.

       The enacted fiscal 1997 budget provides for expenditures from Commonwealth revenues of $16,375.8 million, an increase of .6% over appropriated amounts from Commonwealth revenues for fiscal 1996. The fiscal 1997 budget is based on anticipated Commonwealth revenues (before refunds) of $16,744.5 million, an increase over actual fiscal 1996 revenues of 2.5%. The revenue estimate includes provisions for a $15 million tax credit program enacted with the fiscal 1997 budget for businesses creating new jobs. Staggered corporation tax years will cause fiscal 1997 revenues to continue to be affected by the business tax reductions enacted during the two prior completed fiscal years. Those reductions, together with the new jobs creation tax credit, cause revenue growth comparisons between fiscal 1996 and fiscal 1997 to be understated. When the changes are taken into account, revenues in the fiscal 1997 budget are anticipated to increase at the rate of 3%.

       Increased authorized spending for fiscal 1997 is driven largely by increased costs of the corrections and probation and payroll programs. The fiscal 1997 budget contains an appropriation increase in excess of $110 million for these programs. The fiscal 1997 budget also contains some departmental restructurings.

       Providing funding for certain program increases required reductions and savings in other programs funded from the General Fund. A major reform of the current welfare system was enacted in May 1996 to encourage

(SAI-PA/PART B)


recipients towards self-sufficiency through work requirements, to provide temporary support for families showing personal responsibility and to maintain safeguards for those who cannot help themselves.

       The fiscal 1997 budget anticipated receiving $60 million of proceeds from the securitization of $151.7 million of loans held by the Sunny Day Fund. This fund was created to finance large-scale economic development loans to attract significant employment opportunities to the Commonwealth. Its funding was generally obtained from General Fund appropriations. The fund has been abolished and its loans have been transferred to the Pennsylvania Industrial Development Fund ("PIDA"). In September 1996, PIDA issued bonds secured by its loan revenues, including the Sunny Day Fund loans. These bond proceeds will be used to refund outstanding debt of the Commonwealth. The affect of this transaction on the fiscal 1997 budget is to reduce the amount of debt service needed to be appropriated from the General Fund by $84.7 million.

       The fiscal 1997 budget is based on the presumption that federally enacted reforms to Medicaid will raise the federal reimbursement percentage for those costs to 57% from an approximate 53% rate for fiscal 1996. The higher reimbursement rate was anticipated to provide an additional $260 million of federal funds during fiscal 1997 and enable the Commonwealth to reduce its appropriations for the medical assistance program by a like amount for fiscal 1997. However, the U.S. Congress has not approved the legislation making these changes and current expectations are that additional federal funds will not be available at the time and in the amount as anticipated in the approved fiscal 1997 budget. The Commonwealth expected to use intergovernmental transfer funds obtained through a pooling transaction to help make up for the loss of this funding.

       The fiscal 1997 budget assumes a drawdown of the $156.3 million fiscal year beginning unappropriated surplus to fund the enacted level of appropriations within the current estimate of revenues. Actual Commonwealth revenues for the fiscal year through January 1997 are $189.2 million above estimates levels, and could be significantly higher by the end of the fiscal year. The higher than estimated revenues are attributed to economic conditions in the nation and the state exceeding the projections used to project revenues.

       On February 4, 1997, the Governor presented his proposed budget for fiscal 1998. Total Commonwealth revenues in the proposed budget, before reductions for refunds and proposed tax changes, are estimated to be $17,339.2 million, 2.4% above revised estimates for fiscal 1997. Proposed appropriations total $16,915.7 million, a 2.7% increase over currently estimated fiscal 1997 appropriates. The proposed fiscal 1998 budget assumes the drawdown of the currently estimated $177.6 million unappropriated surplus at June 30, 1997. Four tax law proposals and a proposed increase transfer of taxes to a special purpose are included in the proposed budget. Together these items are estimated to reduce fiscal 1998 revenues by $66.9 million. All require legislative enactment.

       A disaster emergency was declared by the Governor and a federal major disaster declaration was made by the President of the United States for certain counties in the Commonwealth for a blizzard and subsequent flooding in January 1996. Substantial damage to public and private facilities occurred and many municipalities' financial resources have been strained by the costs of responding to these weather-related conditions. Legislation was enacted that authorized $110 million of general obligation debt to provide for the state's share of the required match for federal public assistance and disaster mitigation funds. The legislation also appropriated $13 million from tax amnesty receipts to fund the state match for the federal individual assistance program, and authorized the use of current motor license fund revenues for capital projects to repair flood damaged state highways and bridges.

       Pennsylvania has historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. The economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major

(SAI-PA/PART B)


source of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Non-agricultural employment in Pennsylvania over the last ten years increased at an annual rate of 1.02%. This compares to a .36% for the Middle Atlantic region and 1.8% for the United States as a whole during the period 1986 through 1995. For the last three years, employment in the Commonwealth has increased 3.4%, as compared to 2.9% growth in the Middle Atlantic region. The unemployment rate in Pennsylvania for January, 1997 stood at a seasonably adjusted rate of 4.7%. The seasonably adjusted national unemployment rate for January, 1997 was 5.4%.

       The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate-approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

       Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere. As of June 30, 1996, the Commonwealth had $5,054.5 million of general obligation debt outstanding.

       Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state agency which provides financing for housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally handicapped. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

       The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment, and to make lease payments for the use of such property and equipment. Some of these leases and their respective lease payments are, with Commonwealth approval, pledged as security for debt obligations issued by certain public authorities and other entities within the state. All lease payments due from Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

       Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. In addition, the Commonwealth maintains pension plans covering state employees, public school employees and employees of certain state-related organizations. For their fiscal years ended in 1994 the State Employees' Retirement System had a $249 million surplus and the Public School Employees' Retirement System had a total unfunded actuarial accrued liability of $3,797 million.

       The City of Philadelphia is the largest city in the Commonwealth with an estimated population of 1,585,577 according to the 1990 Census. Legislation providing for the establishment of Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist Philadelphia in remedying fiscal emergencies was enacted by the Pennsylvania General Assembly and approved by the Governor in June 1991. PICA is designed to provide

(SAI-PA/PART B)



assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five year fiscal plan approved by PICA on April 30, 1996.

(SAI-PA/PART B)


       PICA has issued $1.76 billion of its Special Tax Revenue Bonds. This financial assistance has included the refunding of certain general obligation bonds, funding of capital projects and the liquidation of the cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund balance of Philadelphia as of June 30, 1996 shows a surplus of approximately $118.5 million, up from approximately $80.5 million as of June 30, 1995.

       No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,146.2 million in special revenue bonds outstanding as of June 30, 1996.

       There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations.

(SAI-PA/PART B)


FINANCIAL STATEMENTS

       Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements contained in the Trust's Annual Report. Pennsylvania Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended February 28, 1997, are included in the Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. New Jersey Fund and Ohio Fund were not offered prior to the date of this Part B.

(SAI-PA/PART B)


       The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.






INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

------------------------------------------------------------


DELAWARE GROUP

------------------------------------------------------------


STATE TAX-FREE INCOME TRUST

------------------------------------------------------------


TAX-FREE NEW JERSEY FUND

------------------------------------------------------------


TAX-FREE OHIO FUND

------------------------------------------------------------


TAX-FREE PENNSYLVANIA FUND

------------------------------------------------------------

------------------------------------------------------------







PART B

STATEMENT OF
ADDITIONAL INFORMATION

---------------------------------------------------------


SEPTEMBER 2, 1997














                                                                     DELAWARE
                                                                     GROUP
                                                                     --------

                                     PART C

                                Other Information


Item 24.           Financial Statements and Exhibits

                   (a)      Financial Statements:

                            Part A      -   Financial Highlights

                           *Part B      -   Statement of Net Assets
                                            Statement of Assets and Liabilities
                                            Statement of Operations
                                            Statement of Changes in Net Assets
                                            Notes to Financial Statements
                                            Accountant's Report

                  * The financial statements and Accountant's Report for Tax-Free Pennsylvania Fund listed above are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended February 28, 1997.

                  (b)    Exhibits:

                            (1)     Declaration of Trust.

                                    (a)   Declaration of Trust, as amended
                                          through November 27, 1995,
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 35 filed November 27, 1995.

                                    (b)   Amendment to Declaration of Trust
                                          (July 17,1997) attached as Exhibit.

                            (2)     Procedural Guidelines.

                                    (a)   Procedural Guidelines, as amended
                                          through November 27, 1995 incorporated
                                          into this filing by reference to
                                          Post-Effective Amendment No. 34 filed
                                          April 28, 1995.

                                    (b)   Amendment to Procedural Guidelines
                                          (April 1995) incorporated into this
                                          filing by reference to Post-Effective
                                          Amendment No. 35 filed November 27,
                                          1995.

                            (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

                            (4) Copies of All Instruments Defining the Rights of Holders.

                                    (a)      Declaration of Trust. Articles V
                                             and IX of the Declaration of Trust
                                             (February 28, 1977) and Article V,
                                             as amended (February 17, 1994), of
                                             the Declaration of Trust
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 35 filed November 27,
                                             1995.

                                             (i)     Amendment to Declaration of
                                                     Trust (July 17, 1997)
                                                     attached as Exhibit
                                                     24(B)(1)(b).

                                    (b)      Procedural Guidelines. Articles II,
                                             IV, as amended, and VII of the
                                             Procedural Guidelines incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 34
                                             filed April 28, 1995.

                            (5)     Investment Management Agreement.

                                    (a)   Investment Management Agreement (April
                                          3, 1995) between Delaware Management
                                          Company, Inc. and the Registrant on
                                          behalf of Tax-Free Pennsylvania Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 34 filed April 28, 1995.

                                    (b)   Proposed Investment Management
                                          Agreements (1997) between Delaware
                                          Management Company, Inc. and the
                                          Registrant on behalf of Tax-Free New
                                          Jersey Fund and Tax-Free Ohio Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 38 filed June 16, 1997.

                            (6)     (a)      Distribution Agreement.

                                             (i)     Form of Distribution
                                                     Agreement (April 1995) on
                                                     behalf of Tax-Free
                                                     Pennsylvania Fund
                                                     incorporated into this
                                                     filing by reference to
                                                     Post- Effective Amendment
                                                     No. 35 filed November 27,
                                                     1995.

                                             (ii)    Proposed Distribution
                                                     Agreements (1997) between
                                                     Delaware Distributors, L.P.
                                                     and the Registrant on
                                                     behalf of Tax-Free New
                                                     Jersey Fund and Tax-Free
                                                     Ohio Fund (Module)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 38 filed June 16, 1997.

                                             (iii)   Form of Amendment No. 1 to
                                                     Distribution Agreement
                                                     (November 1995) on behalf
                                                     of Tax-Free Pennsylvania
                                                     Fund incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 35 filed November 27,
                                                     1995.

                                    (b)   Administration and Service Agreement.
                                          Form of Administration and Service
                                          Agreement (as amended November 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 35 filed November 27, 1995.

PART C - Other Information
(Continued)

                                    (c)   Dealer's Agreement. Dealer's Agreement
                                          (as amended November 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 35 filed November 27, 1995.

                                    (d)   Mutual Fund Agreement for the Delaware
                                          Group of Funds (as amended November
                                          1995) (Module) incorporated into this
                                          filing by reference to Post- Effective
                                          Amendment No. 36 filed April 29, 1996.

                            (7)     Bonus, Profit Sharing, Pension Contracts.

                                    (a)   Amended and Restated Profit Sharing
                                          Plan (November 17, 1994) incorporated
                                          into this filing by reference to
                                          Post-Effective Amendment No. 34 filed
                                          April 28, 1995.

                                    (b)   Amendment to Profit Sharing Plan
                                          (December 21, 1995) (Module)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 36 filed April 29, 1996.

                            (8)     Custodian Agreement.

                                    (a)   Form of Custodian Agreement (May 1996)
                                          between Bankers Trust Company and the
                                          Registrant on behalf of Tax-Free
                                          Pennsylvania Fund incorporated into
                                          this filing by reference to
                                          Post-Effective Amendment No. 37 filed
                                          April 29, 1997.

                                    (b)   Form of Custodian Agreement (1997)
                                          between Bankers Trust Company and the
                                          Registrant on behalf of Tax-Free New
                                          Jersey Fund and Tax-Free Ohio Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 38 filed June 16, 1997.

                            (9)     Other Material Contracts.

                                    (a)   Shareholders Services Agreement (June
                                          29, 1988) between Delaware Service
                                          Company, Inc. and the Registrant on
                                          behalf of Tax-Free Pennsylvania Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 37 filed April 29, 1997.

                                    (b)   Form of Amended and Restated
                                          Shareholders Services Agreement (1997)
                                          (Module) between Delaware Service
                                          Company, Inc. and the Registrant on
                                          behalf of each Fund incorporated into
                                          this filing by reference to
                                          Post-Effective Amendment No. 38 filed
                                          June 16, 1997.

                                    (c)   Form of Fund Accounting Agreement
                                          (1997) (Module) between Delaware
                                          Service Company, Inc. and the
                                          Registrant on behalf of each Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 38 filed June 16, 1997.

PART C - Other Information
(Continued)


                                             (i)     Executed Amendment No. 4A
                                                     (April 14, 1997) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                             (ii)    Executed Amendment No. 5
                                                     (May 1, 1997) to Delaware
                                                     Group of Funds Fund
                                                     Accounting Agreement
                                                     attached as Exhibit.

                                             (iii)   Executed Amendment No. 6
                                                     (July 21, 1997) to Delaware
                                                     Group of Funds Fund
                                                     Accounting Agreement
                                                     attached as Exhibit.

                           (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on April 21, 1997.

                           (11)     Consent of Auditors.  Attached as Exhibit.

                        (12-14)     Inapplicable.

                           (15)     Plans under Rule 12b-1.

                                    (a)      Form of Plan under Rule 12b-1 for
                                             Class A (November 1995) on behalf
                                             of Tax-Free Pennsylvania Fund
                                             incorporated into this filing by
                                             reference to Post- Effective
                                             Amendment No. 35 filed November 27,
                                             1995.

                                    (b)      Form of Plan under Rule 12b-1 for
                                             Class B (November 1995) on behalf
                                             of Tax-Free Pennsylvania Fund
                                             incorporated into this filing by
                                             reference to Post- Effective
                                             Amendment No. 35 filed November 27,
                                             1995.

                                    (c)      Form of Plan under Rule 12b-1 for
                                             Class C (November 1995) on behalf
                                             of Tax-Free Pennsylvania Fund
                                             incorporated into this filing by
                                             reference to Post- Effective
                                             Amendment No. 35 filed November 27,
                                             1995.

                                    (d)      Proposed Plan under Rule 12b-1 for
                                             Class A (1997) (Module) on behalf
                                             of Tax- Free New Jersey Fund and
                                             Tax-Free Ohio Fund incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 38
                                             filed June 16, 1997.

                                    (e)      Proposed Plan under Rule 12b-1 for
                                             Class B (1997) (Module) on behalf
                                             of Tax- Free New Jersey Fund and
                                             Tax-Free Ohio Fund incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 38
                                             filed June 16, 1997.

PART C - Other Information
(Continued)

                                    (f)      Proposed Plan under Rule 12b-1 for
                                             Class C (1997) (Module) on behalf
                                             of Tax- Free New Jersey Fund and
                                             Tax-Free Ohio Fund incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 38
                                             filed June 16, 1997.

                            (16)    Schedules of Computation for each
                                    Performance Quotation. Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995, Post-Effective Amendment No. 35 filed November 27, 1995, Post-Effective Amendment No. 36 filed April 30, 1996 and Post-Effective Amendment No. 37 filed April 29, 1997.

                            (17) Financial Data Schedules. Incorporated into this filing by reference to Post-Effective Amendment No. 37 filed April 29, 1997.

                           (18)     Inapplicable.

                           (19)     Other:   Trustees' Power of Attorney.

                                    (a)   Incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 34 filed April 28, 1995.

                                    (b)   Power of Attorney for Thomas F.
                                          Madison and Jeffrey J. Nick
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 38 filed June 16, 1997.

Item 25.           Persons Controlled by or under Common Control with
                   Registrant.  None.

Item 26.           Number of Holders of Securities.

              (1)                                               (2)

                                                         Number of
      Title of Class                                     Record Holders
      --------------                                     --------------

      DMC Tax-Free Income Trust - Pennsylvania's:

      Tax-Free Pennsylvania Fund A Class
      Shares of Beneficial Interest                      20,705 Accounts as of
      with No Par Value Per Share                        July 31, 1997

      Tax-Free Pennsylvania Fund B Class
      Shares of Beneficial Interest                      1,117 Accounts as of
      with No Par Value Per Share                        July 31, 1997

PART C - Other Information
(Continued)

              (1)                                               (2)

                                                         Number of
      Title of Class                                     Record Holders*
      --------------                                     ---------------

     Tax-Free Pennsylvania Fund C Class
     Shares of Beneficial Interest                       55 Accounts as of
     with No Par Value Per Share                         July 31, 1997

     DMC Tax-Free Income Trust - Pennsylvania's:

     Tax-Free New Jersey Fund A Class
     Shares of Beneficial Interest                       0 Accounts as of
     with No Par Value Per Share                         July 31, 1997

     Tax-Free New Jersey Fund B Class
     Shares of Beneficial Interest                       0 Accounts as of
     with No Par Value Per Share                         July 31, 1997

     Tax-Free New Jersey Fund C Class
     Shares of Beneficial Interest                       0 Accounts as of
     with No Par Value Per Share                         July 31, 1997

     DMC Tax-Free Income Trust - Pennsylvania's:

     Tax-Free Ohio Fund A Class
     Shares of Beneficial Interest                       0 Accounts as of
     with No Par Value Per Share                         July 31, 1997

     Tax-Free Ohio Fund B Class
     Shares of Beneficial Interest                       0 Accounts as of
     with No Par Value Per Share                         July 31, 1997

     Tax-Free Ohio Fund C Class
     Shares of Beneficial Interest                       0 Accounts as of
     with No Par Value Per Share                         July 31, 1997

   * Shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund were not offered prior to the effective date of this Registration Statement.

PART C - Other Information
(Continued)

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 12, 1980.

Item 28.          Business and Other Connections of Investment Adviser.

        Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

   The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal                        Positions and Offices with the Manager and its
Business Address *                        Affiliates and Other Positions and Offices Held
------------------                        -----------------------------------------------

Wayne A. Stork                            Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                          Officer and Director of Delaware Management Company, Inc.; Chairman of the
                                          Board, President, Chief Executive Officer and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                          DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.;
                                          Chairman of the Board and Director of Delaware Distributors, Inc. and Delaware
                                          Capital Management, Inc.; Director of Delaware Service Company, Inc. and Delaware
                                          Investment & Retirement Services, Inc.;  and Chairman, Chief Executive Officer and
                                          Director of Delaware International Advisers Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                        Positions and Offices with the Manager and its
Business Address *                        Affiliates and Other Positions and Offices Held
------------------                        -----------------------------------------------

Richard G. Unruh, Jr.                     Executive Vice President and Director of Delaware Management Company, Inc.;
                                          Executive Vice President of the Registrant, each of the other funds in the
                                          Delaware Group and Delaware Management Holdings, Inc; Executive Vice
                                          President of Delaware Capital Management, Inc; and Director of Delaware
                                          International Advisers Ltd.

                                          Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                          since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                                          Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market
                                          Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911
                                          Freedom Drive, Reston, VA

Paul E. Suckow                            Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                          Management Company, Inc., the Registrant, each of the other funds in the
                                          Delaware Group and Delaware Management Holdings, Inc.; Executive Vice
                                          President and Director of Founders Holdings, Inc.; Executive Vice President
                                          of Delaware Capital Management, Inc.; and Director of Founders CBO
                                          Corporation

                                          Director, HYPPCO Finance Company Ltd.

David K. Downes                           Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                          Director of Delaware Management Company,Inc., DMH Corp, Delaware
                                          Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings
                                          Ltd.; Executive Vice President, Chief Operating Officer and Chief Financial
                                          Officer of the Registrant and each of the other funds in the Delaware Group,
                                          Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                          Capital Management, Inc. and Delaware Distributors, L.P.;  President, Chief
                                          Executive Officer, Chief Financial Officer and Director of Delaware Service
                                          Company, Inc.; Chairman, Chief Executive Officer and Director of Delaware
                                          Investment & Retirement Services, Inc. and Delaware Management Trust
                                          Company; and Director of Delaware International Advisers Ltd.

                                          Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                                          Place, Newtown Square, PA










* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                        Positions and Offices with the Manager and its
Business Address *                        Affiliates and Other Positions and Offices Held
------------------                        -----------------------------------------------


George M.                                 Senior Vice President, General Counsel, Secretary and Director of
Chamberlain, Jr.                          Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                                          Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital
                                          Management, Inc. and Delaware Investment & Retirement Services, Inc.; Senior
                                          Vice President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                                          Management Holdings, Inc.; Executive Vice President, Secretary, General
                                          Counsel and Director of Delaware Management Trust Company; Secretary and
                                          Director of Delaware International Holdings Ltd.; and Director of Delaware
                                          International Advisers Ltd.

Richard J. Flannery                       Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                          DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc.,
                                          Delaware Distributors, L.P., Delaware Management Trust Company and Delaware
                                          Capital Management, Inc., Delaware Service Company, Inc. and Delaware
                                          Investment & Retirement Services, Inc.;  Senior Vice President/ Corporate and
                                          International Affairs and Director of Founders Holdings, Inc. and Delaware
                                          International Holdings Ltd.; Senior Vice President of Founders CBO Corporation;
                                          and Director of Delaware International Advisers Ltd.

                                          Director, HYPPCO Finance Company Ltd.

                                          Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                          Director and Member of Executive Committee of Stonewall Links, Inc. since
                                          1991, Bulltown Rd., Elverton, PA

Michael P. Bishof                         Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, Inc. and Founders Holdings, Inc.;
                                          Senior Vice President/Investment Accounting of Delaware Management
                                          Company, Inc. and Delaware Service company, Inc.; Senior Vice President  and
                                          Treasurer/ Manager, Investment Accounting of Delaware Distributors, L.P.;
                                          Assistant Treasurer of Founders CBO Corporation; and Senior Vice President and
                                          Manager of Investment Accounting of Delaware International Holdings Ltd.









* Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal                        Positions and Offices with the Manager and its
Business Address *                        Affiliates and Other Positions and Offices Held
------------------                        -----------------------------------------------

Joseph H. Hastings                        Senior Vice President/Corporate Controller and Treasurer of Delaware
                                          Management Holdings, Inc., DMH Corp. and Delaware Management Company,
                                          Inc., Delaware Distributors, Inc., Delaware Capital Management, Inc., Delaware
                                          Distributors, L.P., Delaware Service Company, Inc. and Delaware International
                                          Holdings Ltd.;  Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;  Executive
                                          Vice President, Chief Financial Officer and Treasurer of Delaware Management
                                          Trust Company; Chief Financial Officer and Treasurer of Delaware Investment &
                                          Retirement Services, Inc.; and Senior Vice President/Assistant Treasurer of
                                          Founders CBO Corporation

Michael T. Taggart                        Senior Vice President/Facilities Management and Administrative Services of
                                          Delaware Management Company, Inc.

Douglas L. Anderson                       Senior Vice President/Operations of Delaware Management Company, Inc.,
                                          Delaware Investment and Retirement Services, Inc. and Delaware Service
                                          Company, Inc.; Senior Vice President/ Operations and Director of Delaware
                                          Management Trust Company

James L. Shields                          Senior Vice President/Chief Information Officer of Delaware Management
                                          Company, Inc.

Eric E. Miller                            Vice President, Assistant Secretary and Deputy General Counsel of the Registrant
                                          and each of the other funds in the Delaware Group, Delaware Management
                                          Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                                          Distributors, L.P., Delaware Distributors Inc., Delaware Service Company, Inc.,
                                          Delaware Management Trust Company, Founders Holdings, Inc., Delaware
                                          Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro                       Vice President and Assistant Secretary of Delaware Management Company, Inc.,
                                          the Registrant, each of the other funds in the Delaware Group, Delaware
                                          Management Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                          Inc., Delaware Service Company, Inc., DMH Corp., Delaware Management Trust
                                          Company, Delaware Capital Management, Inc., Delaware Investment &
                                          Retirement Services, Inc. and Founders Holdings, Inc.; Secretary of Founders
                                          CBO Corporation; and Assistant Secretary of Delaware International Holdings
                                          Ltd.

                                          Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus/1                           Vice President/Assistant Controller of Delaware Management Company, Inc. and
                                          Delaware Management Trust Company



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                        Positions and Offices with the Manager and its
Business Address *                        Affiliates and Other Positions and Offices Held
------------------                        -----------------------------------------------

Bruce A. Ulmer                            Vice President/Director of LNC Internal Audit of Delaware Management Company,
                                          Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                          Management Holdings, Inc., DMH Corp., Delaware Management Trust Company and
                                          Delaware Investment & Retirement Services, Inc.

Steven T. Lampe/2                         Vice President/Taxation of Delaware Management Company, Inc., the Registrant,
                                          each of the other funds in the Delaware Group, Delaware Management Holdings,
                                          Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                          Delaware Service Company, Inc., Delaware Management Trust Company,
                                          Founders Holdings, Inc., Founders CBO Corporation, Delaware Capital
                                          Management, Inc. and Delaware Investment & Retirement Services, Inc.

Christopher Adams/3                       Vice President/Strategic Planning of Delaware Management Company, Inc.

Susan L. Hanson                           Vice President/Strategic Planning of Delaware Management Company, Inc.

Dennis J. Mara/4                          Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                             Vice President/Business Development of Delaware Management Company, Inc.

Lisa O. Brinkley                          Vice President/Compliance of Delaware Management Company, Inc., the
                                          Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                                          Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                          Inc., Delaware Management Trust Company, Delaware Capital Management, Inc. and
                                          Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner                        Vice President/Legal Registrations of Delaware Management Company, Inc., the
                                          Registrant, each of the other funds in the Delaware Group, Delaware Distributors,
                                          L.P. and Delaware Distributors, Inc.

Gerald T. Nichols                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                          the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                                          Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO
                                          Corporation

Paul A. Matlack                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                          and each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                          President and Director of Founders CBO Corporation.

Gary A. Reed                              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                          each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

* Business address is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                        Positions and Offices with the Manager and its
Business Address *                        Affiliates and Other Positions and Offices Held
------------------                        -----------------------------------------------

Patrick P. Coyne                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                          the Registrant, each of the tax-exempt funds and the fixed income funds in the
                                          Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                            Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Inc.and each of the tax-exempt funds and the fixed income funds in the
                                          Delaware Group

Mitchell L. Conery/5                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                          the Registrant and each of the tax-exempt and fixed income funds in the
                                          Delaware Group

George H. Burwell                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                          and each of the equity funds in the Delaware Group

John B. Fields                            Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Inc., each of the equity funds in the Delaware Group and Delaware Capital
                                          Management, Inc.
Gerald S. Frey/6                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                          and each of the equity funds in the Delaware Group

Christopher Beck                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                          and each of the equity funds in the Delaware Group

Elizabeth H. Howell/7                     Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.

Andrew M. McCullagh, Jr./8                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.

Paul Grillo                               Vice President/Portfolio Manager of Delaware Management Company, Inc. and
                                          each of the tax-exempt and fixed income funds in the Delaware Group

William H. Miller                         Vice President/Assistant Portfolio Manager of Delaware Management Company,
                                          Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.

2    TAX MANAGER, Price Waterhouse LLP prior to October 1995.

3    SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.

4 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.

5    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.

6    SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.

7    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.

8 SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER, Voyageur Asset Manager LLC prior to April 1997.

PART C - Other Information
(Continued)

Item 29.             Principal Underwriters.

                           (a)    Delaware Distributors, L.P. serves as
                                  principal underwriter for all the mutual funds in the Delaware Group.

                           (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                Positions and Offices                       Positions and Offices
Business Address *                                with Underwriter                            with Registrant
------------------                                ----------------                            ---------------

Delaware Distributors, Inc.                       General Partner                             None

Delaware Management
Company, Inc.                                     Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                                  Limited Partner                             None

Bruce D. Barton                                   President and Chief Executive               None
                                                  Officer

David K. Downes                                   Senior Vice President,                      Executive Vice
                                                  Chief Administrative Officer                President/Chief
                                                  and Chief Financial Officer                 Operating Officer/
                                                                                              Chief Financial Officer

George M. Chamberlain, Jr.                        Senior Vice President/Secretary/            Senior Vice President/
                                                  General Counsel                             Secretary/General Counsel

Terrence P. Cunningham                            Senior Vice President/ Financial            None
                                                  Institutions

Thomas E. Sawyer                                  Senior Vice President/                      None
                                                  National Sales Director

Dana B. Hall                                      Senior Vice President/                      None
                                                  Key Accounts

Mac McAuliffe                                     Senior Vice President/Sales                 None
                                                  Manager, Western Division

William F. Hostler                                Senior Vice President/                      None
                                                  Marketing Services

J. Chris Meyer                                    Senior Vice President/                      None
                                                  Director Product Management


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                                Positions and Offices                       Positions and Offices
Business Address *                                with Underwriter                            with Registrant
------------------                                ----------------                            ---------------

Stephen H. Slack                                  Senior Vice President/Wholesaler            None

William M. Kimbrough                              Senior Vice President/Wholesaler            None

Daniel J. Brooks                                  Senior Vice President/Wholesaler            None

Richard J. Flannery                               Senior Vice President/Corporate             Senior Vice President/
                                                  and International Affairs                   Corporate and International Affairs

Bradley L. Kolstoe                                Senior Vice President/Western               None
                                                  Division Sales Manager

Henry W. Orvin                                    Senior Vice President/Eastern               None
                                                  Division Sales Manager - Wire/
                                                  Regional Channel

Michael P. Bishof                                 Senior Vice President and                   Senior Vice
                                                  Treasurer/Manager                           President/Treasurer
                                                  Investment Accounting

Eric E. Miller                                    Vice President/Assistant Secretary/         Vice President/
                                                  Deputy General Counsel                      Assistant Secretary/
                                                                                              Deputy General Counsel

Richelle S. Maestro                               Vice President/                             Vice President/
                                                  Assistant Secretary                         Assistant Secretary

Steven T. Lampe                                   Vice President/Taxation                     Vice President/Taxation

Joseph H. Hastings                                Vice President/Corporate                    Senior Vice President/
                                                  Controller & Treasurer                      Corporate Controller

Lisa O. Brinkley                                  Vice President/Compliance                   Vice President/ Compliance

Rosemary E. Milner                                Vice President/Legal Registrations          Vice President/Legal Registrations

Daniel H. Carlson                                 Vice President/Strategic Marketing          None

Diane M. Anderson                                 Vice President/Plan Record Keeping          None
                                                  and Administration

Anthony J. Scalia                                 Vice President/Defined Contribution         None
                                                  Sales, Southwest Territory

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                                Positions and Offices                       Positions and Offices
Business Address *                                with Underwriter                            with Registrant
------------------                                ----------------                            ---------------
Courtney S. West                                  Vice President/Defined Contribution         None
                                                  Sales, Northeast Territory

Denise F. Guerriere                               Vice President/Client Services              None

Gordon E. Searles                                 Vice President/Client Services              None

Julia R. Vander Els                               Vice President/Participant Services         None

Jerome J. Alrutz                                  Vice President/Retail Sales                 None

Joanne A. Mettenheimer                            Vice President/New Business                 None
                                                  Development

Scott Metzger                                     Vice President/Business                     Vice President/Business
                                                  Development                                 Development

Stephen C. Hall                                   Vice President/Institutional Sales          None

Gregory J. McMillan                               Vice President/National Accounts            None

Christopher H. Price                              Vice President/Manager,                     None
                                                  Insurance

Stephen J. DeAngelis                              Vice President/Product                      None
                                                  Development

Zina DeVassal                                     Vice President/Financial Institutions       None

Andrew W. Whitaker                                Vice President/Financial Institutions       None

Jesse Emery                                       Vice President/ Marketing                   None
                                                  Communications

Darryl S. Grayson                                 Vice President, Broker/Dealer               None
                                                  Internal Sales

Susan T. Friestedt                                Vice President/Client Service               None

Dinah J. Huntoon                                  Vice President/Product                      None
                                                  Manager Equity

Soohee Lee                                        Vice President/Fixed Income                 None
                                                  Product Management


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                                Positions and Offices                       Positions and Offices
Business Address *                                with Underwriter                            with Registrant
------------------                                ----------------                            ---------------
Michael J. Woods                                  Vice President/ UIT Product                 None
                                                  Management

Ellen M. Krott                                    Vice President/Marketing                    None

Dale L. Kurtz                                     Vice President/Marketing Support            None

Holly W. Reimel                                   Vice President/Manager,                     None
                                                  Key Accounts

David P. Anderson                                 Vice President/Wholesaler                   None

Lee D. Beck                                       Vice President/Wholesaler                   None

Gabriella Bercze                                  Vice President/Wholesaler                   None

Terrence L. Bussard                               Vice President/Wholesaler                   None

William S. Carroll                                Vice President/Wholesaler                   None

William L. Castetter                              Vice President/Wholesaler                   None

Thomas J. Chadie                                  Vice President/Wholesaler                   None

Thomas C. Gallagher                               Vice President/Wholesaler                   None

Douglas R. Glennon                                Vice President/Wholesaler                   None

Ronald A. Haimowitz                               Vice President/Wholesaler                   None

Christopher L. Johnston                           Vice President/Wholesaler                   None

Michael P. Jordan                                 Vice President/Wholesaler                   None

Jeffrey A. Keinert                                Vice President/Wholesaler                   None

Thomas P. Kennett                                 Vice President/ Wholesaler                  None

Debbie A. Marler                                  Vice President/Wholesaler                   None

Nathan W. Medin                                   Vice President/Wholesaler                   None

Roger J. Miller                                   Vice President/Wholesaler                   None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                                Positions and Offices                       Positions and Offices
Business Address *                                with Underwriter                            with Registrant
------------------                                ----------------                            ---------------
Patrick L. Murphy                                 Vice President/Wholesaler                   None

Stephen C. Nell                                   Vice President/Wholesaler                   None

Julia A. Nye                                      Vice President/Wholesaler                   None

Joseph T. Owczarek                                Vice President/Wholesaler                   None

Marey Ellen Pernice-Fadden                        Vice President/Wholesaler                   None

Mark A. Pletts                                    Vice President/Wholesaler                   None

Philip G. Rickards                                Vice President/Wholesaler                   None

Laura E. Roman                                    Vice President/Wholesaler                   None

Linda Schulz                                      Vice President/Wholesaler                   None

Edward B. Sheridan                                Vice President/Wholesaler                   None

Robert E. Stansbury                               Vice President/Wholesaler                   None

Julia A. Stanton                                  Vice President/Wholesaler                   None

Larry D. Stone                                    Vice President/Wholesaler                   None

Edward J. Wagner                                  Vice President/Wholesaler                   None

Wayne W. Wagner                                   Vice President/Wholesaler                   None

Scott Whitehouse                                  Vice President/Wholesaler                   None

John A. Wells                                     Vice President/Marketing                    None
                                                  Technology


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                 (c)   Not Applicable.

Item 30.                     Location of Accounts and Records.

                             All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 31.                     Management Services.  None.

Item 32.                     Undertakings.

                             (a)      Not Applicable.

                             (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund.

                             (c)      The Registrant hereby undertakes to
                                      furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                             (d)      The Registrant hereby undertakes to
                                      promptly call a meeting of shareholders
                                      for the purpose of voting upon the
                                      question of removal of any trustee when
                                      requested in writing to do so by the
                                      record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of August, 1997.


                     DMC TAX-FREE INCOME TRUST -PENNSYLVANIA

                     (to be renamed Delaware Group State Tax-Free Income Trust)

                                        By     /s/ Wayne A. Stork
                                           ---------------------------------
                                                   Wayne A. Stork
                                          Chairman of the Board, President,
                                          Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                                  Title                              Date
                 ---------                                                  -----                              ----


/s/Wayne A. Stork                                       Chairman of the Board, President,                   August 26, 1997
----------------------------------                      Chief Executive Officer and Trustee
Wayne A. Stork



/s/David K. Downes                                      Executive Vice President/Chief Operating            August 26, 1997
----------------------------------                      Officer/Chief Financial Officer
David K. Downes                                         (Principal Financial Officer and
                                                        Principal Accounting Officer)



/s/Walter P. Babich               *                     Trustee                                             August 26, 1997
----------------------------------
Walter P. Babich

/s/Charles E. Peck                *                     Trustee                                             August 26, 1997
----------------------------------
Charles E. Peck

/s/Ann R. Leven                   *                     Trustee                                             August 26, 1997
----------------------------------
Ann R. Leven

/s/Anthony D. Knerr               *                     Trustee                                             August 26, 1997
----------------------------------
Anthony D. Knerr

/s/W. Thacher Longstreth          *                     Trustee                                             August 26, 1997
----------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison              *                     Trustee                                             August 26, 1997
----------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                *                     Trustee                                             August 26, 1997
----------------------------------
Jeffrey J. Nick

                             *By /s/Wayne A. Stork
                                 -----------------------
                                 Wayne A. Stork
                              as Attorney-in-Fact
                       for each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                   Form N-1A


















            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS

Exhibit No.                  Exhibit
-----------                  -------

EX-99.B1B                    Amendment to Declaration of Trust (July 17, 1997)

EX-99.B9CI                   Executed Amendment No. 4A (April 14, 1997) to
                             Delaware Group of Funds Fund Accounting Agreement

EX-99.B9CII                  Executed Amendment No. 5 (May 1, 1997) to Delaware
                             Group of Funds Fund Accounting Agreement

EX-99.B9CIII                 Executed Amendment No.6 (July 21, 1997) to Delaware
                             Group of Funds Fund Accounting Agreement

EX-99.B11                    Consent of Auditors